Investment Strategy	Sep. 28, 2026
Kurv Yield Premium Strategy Amazon (AMZN) ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The YP Amazon Fund primarily invests under normal circumstances in common stock of Amazon.com, Inc., commonly known as Amazon, (AMZN or the “Underlying Security”) and/or derivative instruments on AMZN, backed by a portfolio of Fixed Income Instruments of varying maturities, which may be represented by options and forwards, as well as Preferred Securities Instruments.

Derivatives are primarily used as substitutes for the Underlying Security because they are expected to produce returns that are substantially similar to those of the Underlying Security. Derivatives used by the YP Amazon Fund are expected to produce a significant portion of the Fund’s returns. The YP Amazon Fund does not invest more than 25% of its assets in over-the-counter derivative contracts with any one counterparty.

“Fixed Income Instruments” include bonds, debt securities, and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities, as well as ETPs on such instruments and options on such ETPs. “Preferred Securities Instruments” consist of preferred securities of U.S. companies and ETPs primarily investing in preferred securities. The YP Amazon Fund may invest in U.S. and non-U.S. Fixed Income Instruments of any maturity or duration.

The YP Amazon Fund primarily uses option contracts on the Underlying Security, including FLEX options, to gain exposure to the Underlying Security. The value of option contracts on the Underlying Security should closely track changes in the Underlying Security’s prices.

The YP Amazon Fund may gain long exposure by purchasing shares of the Underlying Security or creating a synthetic long position. To achieve a synthetic long exposure, the YP Amazon Fund may gain exposure through buying call options of the Underlying Security and, simultaneously, selling put options of the Underlying Security with the same expiries and strike prices to try to replicate the price movements of the Underlying Security. The combination of the long call options and sold put options seeks to provide the YP Amazon Fund with investment exposure to the Underlying Security for the duration of the applicable option exposure. The synthetic long position in the Underlying Security will not exceed 200% of net asset value.

Under normal circumstances, the YP Amazon Fund invests at least 80% of its net assets plus any borrowings for investment purposes in the Underlying Security or derivatives on the Underlying Security. Additionally, for the purposes of complying with its 80% investment policy, the YP Amazon Fund will use the notional value of the derivatives it holds.

The YP Amazon Fund may invest, without limitation, in derivative instruments, such as options, including FLEX options, forward and futures contracts, options on futures, or swap agreements, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information.

As part of its strategy, the YP Amazon Fund may employ various option strategies to generate income and/or to preserve capital. Examples of these strategies include:

Covered Call Writing

As part of its strategy, the YP Amazon Fund may write (sell) call option contracts on the Underlying Security to generate income. If the YP Amazon Fund gains long exposure synthetically, since the Fund does not directly own shares, these written call options will be sold short (i.e., selling a position it does not currently own). Any amount of covered call writing above the direct and synthetic long positions will be considered uncovered. The Adviser may engage in uncovered calls rather than covered calls when it believes there might be a mispricing of volatility in the market.

It is important to note that the sale of the Underlying Security’s call option contracts will limit the YP Amazon Fund’s participation in the appreciation in the Underlying Security’s price. If the price of the Underlying Security increases, the above-referenced synthetic exposure and/or direct holding of the Underlying Security would allow the YP Amazon Fund to experience similar percentage gains. However, if the Underlying Security’s price appreciates beyond the strike price of one or more of the sold (short) call option contracts, the YP Amazon Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic and long Underlying Security exposure. As a result, the YP Amazon Fund’s overall strategy (i.e., the combination of the synthetic and/or long exposure to the Underlying Security and the sold (short) call positions on the Underlying Security) will limit the Fund’s participation in gains in the Underlying Security’s price beyond a certain point.

When the YP Amazon Fund engages in covered call writing with respect to a security, it receives cash from the buyer of the call option who in exchange for that cash obtains the right to purchase the security on or before the expiration date at a predetermined price called the strike price. Writing covered call options is also considered a long/short strategy. Generally, the notional principal amount of written covered call options will not exceed the principal amount of the synthetic or long position in the security; however, the YP Amazon Fund may write call options for an amount in excess of the value of a security position in the Fund’s portfolio.

Uncovered Call and/or Put Writing

The YP Amazon Fund may also write (i.e., sell) uncovered call options on securities or instruments in which it may invest but that are not currently held by the Fund. The principal reason for writing uncovered call options is to realize income without committing capital to the ownership of the Underlying Security. When writing uncovered call options, the YP Amazon Fund must deposit and maintain sufficient margin with the broker-dealer through which it made the uncovered call option as collateral to ensure that the securities can be purchased for delivery if and when the option is exercised. During periods of declining securities prices or when prices are stable, writing uncovered calls can be a profitable strategy to increase the YP Amazon Fund’s income with minimal capital risk. Uncovered calls are riskier than covered calls because there is no underlying security held by the YP Amazon Fund that can act as a partial hedge. Uncovered calls have speculative characteristics and the potential for loss is unlimited. When an uncovered call is exercised, the YP Amazon Fund must purchase the Underlying Security to meet its call obligation. There is also a risk, especially with preferred and debt securities that lack sufficient liquidity, that the securities may not be available for purchase. If the purchase price exceeds the exercise price, the YP Amazon Fund will lose the difference.

The YP Amazon Fund also may write (i.e., sell) uncovered put options on securities or instruments in which it may invest but with respect to which the Fund does not currently have a corresponding short position or has not deposited as collateral cash equal to the exercise value of the put option with the broker-dealer through which it made the uncovered put option. The principal reason for writing uncovered put options is to receive premium income and to acquire such securities or instruments at a net cost below the current market value. The YP Amazon Fund has the obligation to buy the securities or instruments at an agreed upon price if the price of the securities or instruments decreases below the exercise price. If the price of the securities or instruments increases during the option period, the option will expire worthless and the YP Amazon Fund will retain the premium and will not have to purchase the securities or instruments at the exercise price.

Call or Put Spreads

The YP Amazon Fund may write (sell) call or put spreads instead of stand-alone call option contracts to seek increased participation in the potential appreciation of the Underlying Security’s share price, while still generating net premium income. In a call option spread, the YP Amazon Fund may sell (write) an out-of-the-money call option (above the current market price) while also purchasing another call option that is further out of the money. Similarly, in a put option spread, the YP Amazon Fund may sell (write) an out-of-the-money put option (below the current market price) while purchasing a further out-of-the-money put option.

Risk Reversals or Protective Collars

The YP Amazon Fund may write (sell) risk reversals rather than stand-alone call option contracts to seek to limit loss from declines in the Underlying Security’s share price. The cost of this protection would be offset by the premiums earned from a written call option. In a risk reversal, the YP Amazon Fund may sell (write) an out-of-the-money call option (above the current market price) while simultaneously purchasing an out-of-the-money put option.

Protective Puts

The YP Amazon Fund may purchase out-of-the-money protective put options to seek to limit loss from its Underlying Security share price. The cost of protection may reduce the income generated in the portfolio.

Call Purchases

The YP Amazon Fund may purchase call options to seek to gain price appreciation from the Underlying Security’s share price. The cost of the purchase may reduce the income generated in the portfolio.

The YP Amazon Fund intends to utilize traditional exchange-traded options contracts and/or Flexible Exchange® Options (“FLEX Options”). Traditional exchange-traded options have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC. Option contracts can either be “American” style or “European” style. The YP Amazon Fund generally utilizes European style option contracts, which may only be exercised by the holder of the option contract on the expiration date of such option contract and settled in cash.

As derivatives tracking the Underlying Security may be purchased with a fraction of the assets that would be needed to purchase the securities directly for the equivalent amount of exposure, the remainder of the YP Amazon Fund’s assets may be invested in Fixed Income and Preferred Securities Instruments. Kurv actively manages the Fixed Income and Preferred Securities Instruments held by the YP Amazon Fund with a view toward enhancing the Fund’s total return.

The YP Amazon Fund primarily invests in U.S. dollar-denominated investment grade debt securities, rated Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or, if unrated, determined by Kurv to be of comparable quality. In the event that ratings services assign different ratings to the same security, Kurv will use the highest rating as the credit rating for that security. The YP Amazon Fund may invest, without limitation, in U.S. dollar-denominated securities and instruments of foreign issuers as well as in other G10 currencies on a hedged basis.

The YP Amazon Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments and Preferred Securities Instruments. The YP Amazon Fund may also enter into reverse repurchase agreements. The YP Amazon Fund may invest up to 20% of its total assets in high yield securities, including high yield ETFs (“junk bonds”) rated B or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by Kurv to be of comparable quality. In the event that ratings services assign different ratings to the same security, Kurv will use the highest rating as the credit rating for that security.

The YP Amazon Fund may invest, without limitation, in mortgage or asset-backed securities, including to-be-announced transactions. The YP Amazon Fund may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis. The YP Amazon Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buybacks or dollar rolls).

With respect to the YP Amazon Fund’s fixed income investments, the Fund may invest, without limitation, in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers, except with respect to such investments, the Fund may only invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means with respect to the Fund’s fixed income investments, the Fund may invest in such instruments without limitation subject to any applicable legal or regulatory limitation). Emerging market countries include any country other than the countries comprising the MSCI World Index (currently, Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States).

With respect to the YP Amazon Fund’s fixed income investments, the Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 10% of its total assets. The YP Amazon Fund may also invest up to 15% of its total assets in Preferred Securities Instruments.

As a result of its investment strategies, the YP Amazon Fund will be concentrated in the industry or group of industries to which AMZN is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry or group of industries to which AMZN is assigned).

The YP Amazon Fund may lend its portfolio securities in order to generate additional income.

The YP Amazon Fund is non-diversified.

Information about Amazon.com, Inc.

Amazon.com, Inc. is a global company that serves consumers, sellers, developers, enterprises, content creators and advertisers. Amazon’s operations are organized into three segments: North America, International and Amazon Web Services (“AWS”). Amazon serves consumers through its online and physical stores and focuses on selection, price and convenience. Amazon also manufactures and sells electronic devices, develops and produces media content, and offers subscription services, including Amazon Prime.

AWS provides developers and enterprises with on-demand technology services, including compute, storage, database, analytics, artificial intelligence and machine learning services. Amazon also offers programs that enable third-party sellers to sell products in Amazon’s stores and fulfill orders using Amazon’s services. Amazon provides advertising services through sponsored advertisements, display advertising and video advertising.

Amazon also offers programs that allow authors, publishers, musicians, filmmakers, streamers and developers to publish and sell content. The YP Amazon Fund invests in Amazon’s common stock, which trades under the ticker symbol “AMZN” on the Nasdaq Global Select Market.

The YP Amazon Fund has derived all disclosures contained in this document regarding Amazon from the publicly available documents described above. Neither the YP Amazon Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the YP Amazon Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Amazon is accurate or complete. Furthermore, the YP Amazon Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of Amazon have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Amazon could affect the value of the YP Amazon Fund’s investments with respect to Amazon and therefore the value of the Fund. Lastly, neither the YP Amazon Fund, the Trust nor the Adviser, nor any of their respective affiliates, make any representations to investors as to the performance of Amazon.

See “Additional Information About the Fund” below for a more detailed description of the synthetic covered call strategy.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the YP Amazon Fund invests at least 80% of its net assets plus any borrowings for investment purposes in the Underlying Security or derivatives on the Underlying Security.
Kurv Yield Premium Strategy Apple (AAPL) ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The YP Apple Fund primarily invests under normal circumstances in common stock of Apple Inc. (“AAPL” or the “Underlying Security”) and/or derivative instruments on AAPL, backed by a portfolio of Fixed Income Instruments of varying maturities, which may be represented by options and forwards, as well as Preferred Securities Instruments.

Derivatives are primarily used as substitutes for the Underlying Security because they are expected to produce returns that are substantially similar to those of the Underlying Security. Derivatives used by the YP Apple Fund are expected to produce a significant portion of the Fund’s returns. The YP Apple Fund does not invest more than 25% of its assets in over-the-counter derivative contracts with any one counterparty.

“Fixed Income Instruments” include bonds, debt securities, and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities, as well as ETPs on such instruments and options on such ETPs. “Preferred Securities Instruments” consist of preferred securities of U.S. companies and ETPs primarily investing in preferred securities. The YP Apple Fund may invest in U.S. and non-U.S. Fixed Income Instruments of any maturity or duration.

The YP Apple Fund primarily uses option contracts on the Underlying Security, including FLEX options, to gain exposure to the Underlying Security. The value of option contracts on the Underlying Security should closely track changes in the Underlying Security’s prices.

The YP Apple Fund may gain long exposure by purchasing shares of the Underlying Security or creating a synthetic long position. To achieve a synthetic long exposure, the YP Apple Fund may gain exposure through buying call options of the Underlying Security and, simultaneously, selling put options of the Underlying Security with the same expiries and strike prices to try to replicate the price movements of the Underlying Security. The combination of the long call options and sold put options seeks to provide the YP Apple Fund with investment exposure to the Underlying Security for the duration of the applicable option exposure. The synthetic long position in the Underlying Security will not exceed 200% of net asset value.

Under normal circumstances, the YP Apple Fund invests at least 80% of its net assets plus any borrowings for investment purposes in the Underlying Security or derivatives on the Underlying Security. Additionally, for the purposes of complying with its 80% investment policy, the YP Apple Fund will use the notional value of the derivatives it holds.

The YP Apple Fund may invest, without limitation, in derivative instruments, such as options, including FLEX options, forward and futures contracts, options on futures, or swap agreements, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information.

As part of its strategy, the YP Apple Fund may employ various option strategies to generate income and/or to preserve capital. Examples of these strategies include:

Covered Call Writing

As part of its strategy, the YP Apple Fund may write (sell) call option contracts on the Underlying Security to generate income. If the YP Apple Fund gains long exposure synthetically, since the Fund does not directly own shares, these written call options will be sold short (i.e., selling a position it does not currently own). Any amount of covered call writing above the direct and synthetic long positions will be considered uncovered. The Adviser may engage in uncovered calls rather than covered calls when it believes there might be a mispricing of volatility in the market.

It is important to note that the sale of the Underlying Security’s call option contracts will limit the YP Apple Fund’s participation in the appreciation in the Underlying Security’s price. If the price of the Underlying Security increases, the above-referenced synthetic exposure and/or direct holding of the Underlying Security would allow the YP Apple Fund to experience similar percentage gains. However, if the Underlying Security’s price appreciates beyond the strike price of one or more of the sold (short) call option contracts, the YP Apple Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic and long Underlying Security exposure. As a result, the YP Apple Fund’s overall strategy (i.e., the combination of the synthetic and/or long exposure to the Underlying Security and the sold (short) call positions on the Underlying Security) will limit the Fund’s participation in gains in the Underlying Security’s price beyond a certain point.

When the YP Apple Fund engages in covered call writing with respect to a security, it receives cash from the buyer of the call option who in exchange for that cash obtains the right to purchase the security on or before the expiration date at a predetermined price called the strike price. Writing covered call options is also considered a long/short strategy. Generally, the notional principal amount of written covered call options will not exceed the principal amount of the synthetic or long position in the security; however, the YP Apple Fund may write call options for an amount in excess of the value of a security position in the Fund’s portfolio.

Uncovered Call and/or Put Writing

The YP Apple Fund may also write (i.e., sell) uncovered call options on securities or instruments in which it may invest but that are not currently held by the Fund. The principal reason for writing uncovered call options is to realize income without committing capital to the ownership of the Underlying Security. When writing uncovered call options, the YP Apple Fund must deposit and maintain sufficient margin with the broker-dealer through which it made the uncovered call option as collateral to ensure that the securities can be purchased for delivery if and when the option is exercised. During periods of declining securities prices or when prices are stable, writing uncovered calls can be a profitable strategy to increase the YP Apple Fund’s income with minimal capital risk. Uncovered calls are riskier than covered calls because there is no underlying security held by the YP Apple Fund that can act as a partial hedge. Uncovered calls have speculative characteristics and the potential for loss is unlimited. When an uncovered call is exercised, the YP Apple Fund must purchase the Underlying Security to meet its call obligation. There is also a risk, especially with preferred and debt securities that lack sufficient liquidity, that the securities may not be available for purchase. If the purchase price exceeds the exercise price, the YP Apple Fund will lose the difference.

The YP Apple Fund also may write (i.e., sell) uncovered put options on securities or instruments in which it may invest but with respect to which the Fund does not currently have a corresponding short position or has not deposited as collateral cash equal to the exercise value of the put option with the broker-dealer through which it made the uncovered put option. The principal reason for writing uncovered put options is to receive premium income and to acquire such securities or instruments at a net cost below the current market value. The YP Apple Fund has the obligation to buy the securities or instruments at an agreed upon price if the price of the securities or instruments decreases below the exercise price. If the price of the securities or instruments increases during the option period, the option will expire worthless and the YP Apple Fund will retain the premium and will not have to purchase the securities or instruments at the exercise price.

Call or Put Spreads

The YP Apple Fund may write (sell) call or put spreads instead of stand-alone call option contracts to seek increased participation in the potential appreciation of the Underlying Security’s share price, while still generating net premium income. In a call option spread, the YP Apple Fund may sell (write) an out-of-the-money call option (above the current market price) while also purchasing another call option that is further out of the money. Similarly, in a put option spread, the YP Apple Fund may sell (write) an out-of-the-money put option (below the current market price) while purchasing a further out-of-the-money put option.

Risk Reversals or Protective Collars

The YP Apple Fund may write (sell) risk reversals rather than stand-alone call option contracts to seek to limit loss from declines in the Underlying Security’s share price. The cost of this protection would be offset by the premiums earned from a written call option. In a risk reversal, the YP Apple Fund may sell (write) an out-of-the-money call option (above the current market price) while simultaneously purchasing an out-of-the-money put option.

Protective Puts

The YP Apple Fund may purchase out-of-the-money protective put options to seek to limit loss from its Underlying Security share price. The cost of protection may reduce the income generated in the portfolio.

Call Purchases

The YP Apple Fund may purchase call options to seek to gain price appreciation from the Underlying Security’s share price. The cost of the purchase may reduce the income generated in the portfolio.

The YP Apple Fund intends to utilize traditional exchange-traded options contracts and/or Flexible Exchange® Options (“FLEX Options”). Traditional exchange-traded options have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC. Option contracts can either be “American” style or “European” style. The YP Apple Fund generally utilizes European style option contracts, which may only be exercised by the holder of the option contract on the expiration date of such option contract and settled in cash.

As derivatives tracking the Underlying Security may be purchased with a fraction of the assets that would be needed to purchase the securities directly for the equivalent amount of exposure, the remainder of the YP Apple Fund’s assets may be invested in Fixed Income and Preferred Securities Instruments. Kurv actively manages the Fixed Income and Preferred Securities Instruments held by the YP Apple Fund with a view toward enhancing the Fund’s total return.

The YP Apple Fund primarily invests in U.S. dollar-denominated investment grade debt securities, rated Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or, if unrated, determined by Kurv to be of comparable quality. In the event that ratings services assign different ratings to the same security, Kurv will use the highest rating as the credit rating for that security. The YP Apple Fund may invest, without limitation, in U.S. dollar-denominated securities and instruments of foreign issuers as well as in other G10 currencies on a hedged basis.

The YP Apple Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments and Preferred Securities Instruments. The YP Apple Fund may also enter into reverse repurchase agreements. The YP Apple Fund may invest up to 20% of its total assets in high yield securities, including high yield ETFs (“junk bonds”) rated B or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by Kurv to be of comparable quality. In the event that ratings services assign different ratings to the same security, Kurv will use the highest rating as the credit rating for that security.

The YP Apple Fund may invest, without limitation, in mortgage or asset-backed securities, including to-be-announced transactions. The YP Apple Fund may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis. The YP Apple Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buybacks or dollar rolls).

With respect to the YP Apple Fund’s fixed income investments, the Fund may invest, without limitation, in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers, except with respect to such investments, the Fund may only invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means with respect to the Fund’s fixed income investments, the Fund may invest in such instruments without limitation subject to any applicable legal or regulatory limitation). Emerging market countries include any country other than the countries comprising the MSCI World Index (currently, Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States).

With respect to the YP Apple Fund’s fixed income investments, the Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 10% of its total assets. The YP Apple Fund may also invest up to 15% of its total assets in Preferred Securities Instruments.

As a result of its investment strategies, the YP Apple Fund will be concentrated in the industry or group of industries to which AAPL is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry or group of industries to which AAPL is assigned).

The YP Apple Fund may lend its portfolio securities in order to generate additional income.

The YP Apple Fund is non-diversified.

Information about Apple

Apple Inc. designs, manufactures and markets smartphones, personal computers, tablets, wearables and accessories, and sells a variety of related services. Apple’s principal products include iPhone, Mac, iPad, Apple Watch, AirPods, Apple Vision Pro, Apple TV, HomePod and related accessories.

Apple also offers advertising, AppleCare, cloud, digital content and payment services. Its digital-content platforms include the App Store, and its subscription-based services include Apple Arcade, Apple Fitness+, Apple Music, Apple News+ and Apple TV. The YP Apple Fund invests in Apple’s common stock, which trades under the ticker symbol “AAPL” on The Nasdaq Stock Market LLC.

The YP Apple Fund has derived all disclosures contained in this document regarding Apple from the publicly available documents described above. Neither the YP Apple Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the YP Apple Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Apple is accurate or complete. Furthermore, the YP Apple Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of Apple have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Apple could affect the value of the YP Apple Fund’s investments with respect to Apple and therefore the value of the Fund. Lastly, neither the YP Apple Fund, the Trust nor the Adviser, nor any of their respective affiliates, make any representations to investors as to the performance of Apple.

See “Additional Information About the Fund” below for a more detailed description of the synthetic covered call strategy.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the YP Apple Fund invests at least 80% of its net assets plus any borrowings for investment purposes in the Underlying Security or derivatives on the Underlying Security.
Kurv Yield Premium Strategy Google (GOOGL) ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The YP Google Fund primarily invests under normal circumstances in common stock of Alphabet Inc. (“GOOGL” or the “Underlying Security”) and/or derivative instruments on GOOGL, backed by a portfolio of Fixed Income Instruments of varying maturities, which may be represented by options and forwards, as well as Preferred Securities Instruments.

Derivatives are primarily used as substitutes for the Underlying Security because they are expected to produce returns that are substantially similar to those of the Underlying Security. Derivatives used by the YP Google Fund are expected to produce a significant portion of the Fund’s returns. The YP Google Fund does not invest more than 25% of its assets in over-the-counter derivative contracts with any one counterparty.

“Fixed Income Instruments” include bonds, debt securities, and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities, as well as ETPs on such instruments and options on such ETPs. “Preferred Securities Instruments” consist of preferred securities of U.S. companies and ETPs primarily investing in preferred securities. The YP Google Fund may invest in U.S. and non-U.S. Fixed Income Instruments of any maturity or duration.

The YP Google Fund primarily uses option contracts on the Underlying Security, including FLEX options, to gain exposure to the Underlying Security. The value of option contracts on the Underlying Security should closely track changes in the Underlying Security’s prices.

The YP Google Fund may gain long exposure by purchasing shares of the Underlying Security or creating a synthetic long position. To achieve a synthetic long exposure, the YP Google Fund may gain exposure through buying call options of the Underlying Security and, simultaneously, selling put options of the Underlying Security with the same expiries and strike prices to try to replicate the price movements of the Underlying Security. The combination of the long call options and sold put options seeks to provide the YP Google Fund with investment exposure to the Underlying Security for the duration of the applicable option exposure. The synthetic long position in the Underlying Security will not exceed 200% of net asset value.

Under normal circumstances, the YP Google Fund invests at least 80% of its net assets plus any borrowings for investment purposes in the Underlying Security or derivatives on the Underlying Security. Additionally, for the purposes of complying with its 80% investment policy, the YP Google Fund will use the notional value of the derivatives it holds.

The YP Google Fund may invest, without limitation, in derivative instruments, such as options, including FLEX options, forward and futures contracts, options on futures, or swap agreements, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information.

As part of its strategy, the YP Google Fund may employ various option strategies to generate income and/or to preserve capital. Examples of these strategies include:

Covered Call Writing

As part of its strategy, the YP Google Fund may write (sell) call option contracts on the Underlying Security to generate income. If the YP Google Fund gains long exposure synthetically, since the Fund does not directly own shares, these written call options will be sold short (i.e., selling a position it does not currently own). Any amount of covered call writing above the direct and synthetic long positions will be considered uncovered. The Adviser may engage in uncovered calls rather than covered calls when it believes there might be a mispricing of volatility in the market.

It is important to note that the sale of the Underlying Security’s call option contracts will limit the YP Google Fund’s participation in the appreciation in the Underlying Security’s price. If the price of the Underlying Security increases, the above-referenced synthetic exposure and/or direct holding of the Underlying Security would allow the YP Google Fund to experience similar percentage gains. However, if the Underlying Security’s price appreciates beyond the strike price of one or more of the sold (short) call option contracts, the YP Google Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic and long Underlying Security exposure. As a result, the YP Google Fund’s overall strategy (i.e., the combination of the synthetic and/or long exposure to the Underlying Security and the sold (short) call positions on the Underlying Security) will limit the Fund’s participation in gains in the Underlying Security’s price beyond a certain point.

When the YP Google Fund engages in covered call writing with respect to a security, it receives cash from the buyer of the call option who in exchange for that cash obtains the right to purchase the security on or before the expiration date at a predetermined price called the strike price. Writing covered call options is also considered a long/short strategy. Generally, the notional principal amount of written covered call options will not exceed the principal amount of the synthetic or long position in the security; however, the YP Google Fund may write call options for an amount in excess of the value of a security position in the Fund’s portfolio.

Uncovered Call and/or Put Writing

The YP Google Fund may also write (i.e., sell) uncovered call options on securities or instruments in which it may invest but that are not currently held by the Fund. The principal reason for writing uncovered call options is to realize income without committing capital to the ownership of the Underlying Security. When writing uncovered call options, the YP Google Fund must deposit and maintain sufficient margin with the broker-dealer through which it made the uncovered call option as collateral to ensure that the securities can be purchased for delivery if and when the option is exercised. During periods of declining securities prices or when prices are stable, writing uncovered calls can be a profitable strategy to increase the YP Google Fund’s income with minimal capital risk. Uncovered calls are riskier than covered calls because there is no underlying security held by the YP Google Fund that can act as a partial hedge. Uncovered calls have speculative characteristics and the potential for loss is unlimited. When an uncovered call is exercised, the YP Google Fund must purchase the Underlying Security to meet its call obligation. There is also a risk, especially with preferred and debt securities that lack sufficient liquidity, that the securities may not be available for purchase. If the purchase price exceeds the exercise price, the YP Google Fund will lose the difference.

The YP Google Fund also may write (i.e., sell) uncovered put options on securities or instruments in which it may invest but with respect to which the Fund does not currently have a corresponding short position or has not deposited as collateral cash equal to the exercise value of the put option with the broker-dealer through which it made the uncovered put option. The principal reason for writing uncovered put options is to receive premium income and to acquire such securities or instruments at a net cost below the current market value. The YP Google Fund has the obligation to buy the securities or instruments at an agreed upon price if the price of the securities or instruments decreases below the exercise price. If the price of the securities or instruments increases during the option period, the option will expire worthless and the YP Google Fund will retain the premium and will not have to purchase the securities or instruments at the exercise price.

Call or Put Spreads

The YP Google Fund may write (sell) call or put spreads instead of stand-alone call option contracts to seek increased participation in the potential appreciation of the Underlying Security’s share price, while still generating net premium income. In a call option spread, the YP Google Fund may sell (write) an out-of-the-money call option (above the current market price) while also purchasing another call option that is further out of the money. Similarly, in a put option spread, the YP Google Fund may sell (write) an out-of-the-money put option (below the current market price) while purchasing a further out-of-the-money put option.

Risk Reversals or Protective Collars

The YP Google Fund may write (sell) risk reversals rather than stand-alone call option contracts to seek to limit loss from declines in the Underlying Security’s share price. The cost of this protection would be offset by the premiums earned from a written call option. In a risk reversal, the YP Google Fund may sell (write) an out-of-the-money call option (above the current market price) while simultaneously purchasing an out-of-the-money put option.

Protective Puts

The YP Google Fund may purchase out-of-the-money protective put options to seek to limit loss from its Underlying Security share price. The cost of protection may reduce the income generated in the portfolio.

Call Purchases

The YP Google Fund may purchase call options to seek to gain price appreciation from the Underlying Security’s share price. The cost of the purchase may reduce the income generated in the portfolio.

The YP Google Fund intends to utilize traditional exchange-traded options contracts and/or Flexible Exchange® Options (“FLEX Options”). Traditional exchange-traded options have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC. Option contracts can either be “American” style or “European” style. The YP Google Fund generally utilizes European style option contracts, which may only be exercised by the holder of the option contract on the expiration date of such option contract and settled in cash.

As derivatives tracking the Underlying Security may be purchased with a fraction of the assets that would be needed to purchase the securities directly for the equivalent amount of exposure, the remainder of the YP Google Fund’s assets may be invested in Fixed Income and Preferred Securities Instruments. Kurv actively manages the Fixed Income and Preferred Securities Instruments held by the YP Google Fund with a view toward enhancing the Fund’s total return.

The YP Google Fund primarily invests in U.S. dollar-denominated investment grade debt securities, rated Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or, if unrated, determined by Kurv to be of comparable quality. In the event that ratings services assign different ratings to the same security, Kurv will use the highest rating as the credit rating for that security. The YP Google Fund may invest, without limitation, in U.S. dollar-denominated securities and instruments of foreign issuers as well as in other G10 currencies on a hedged basis.

The YP Google Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments and Preferred Securities Instruments. The YP Google Fund may also enter into reverse repurchase agreements. The YP Google Fund may invest up to 20% of its total assets in high yield securities, including high yield ETFs (“junk bonds”) rated B or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by Kurv to be of comparable quality. In the event that ratings services assign different ratings to the same security, Kurv will use the highest rating as the credit rating for that security.

The YP Google Fund may invest, without limitation, in mortgage or asset-backed securities, including to-be-announced transactions. The YP Google Fund may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis. The YP Google Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buybacks or dollar rolls).

With respect to the YP Google Fund’s fixed income investments, the Fund may invest, without limitation, in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers, except with respect to such investments, the Fund may only invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means with respect to the Fund’s fixed income investments, the Fund may invest in such instruments without limitation subject to any applicable legal or regulatory limitation). Emerging market countries include any country other than the countries comprising the MSCI World Index (currently, Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States).

With respect to the YP Google Fund’s fixed income investments, the Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 10% of its total assets. The YP Google Fund may also invest up to 15% of its total assets in Preferred Securities Instruments.

As a result of its investment strategies, the YP Google Fund will be concentrated in the industry or group of industries to which GOOGL is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry or group of industries to which GOOGL is assigned).

The YP Google Fund may lend its portfolio securities in order to generate additional income.

The YP Google Fund is non-diversified.

Information about Alphabet Inc.

Alphabet Inc. is a collection of businesses, the largest of which are Google Services and Google Cloud. Google Services’ core products and platforms include ads, Android, Chrome, hardware, Gmail, Google Drive, Google Maps, Google Photos, Google Play, Search, and YouTube. Google Cloud is a company built in the cloud. Google offers infrastructure, security, data management, analytics and AI services. Google provides businesses with features like data migration, modern development environments, and machine learning tools to provide enterprise-ready cloud services, including Google Cloud Platform and Google Workspace. The YP Google Fund invests in Class A stock, which is the voting stock.

Google Cloud Platform enables developers to build, test, and deploy applications on its highly scalable and reliable infrastructure. Google Workspace collaboration tools include apps like Gmail, Docs, Drive, Calendar and Meet, which are designed with real-time collaboration and machine intelligence to help people work smarter. Google invests in emerging businesses at various stages of development, ranging from those in the R&D phase to those that are in the beginning stages of commercialization.

The YP Google Fund has derived all disclosures contained in this document regarding Alphabet from the publicly available documents described above. Neither the YP Google Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the YP Google Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Alphabet is accurate or complete. Furthermore, the YP Google Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of Alphabet have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Alphabet could affect the value of the YP Google Fund’s investments with respect to Alphabet and therefore the value of the Fund. Lastly, neither the YP Google Fund, the Trust nor the Adviser, nor any of their respective affiliates, make any representations to investors as to the performance of Alphabet.

See “Additional Information About the Fund” below for a more detailed description of the synthetic covered call strategy.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the YP Google Fund invests at least 80% of its net assets plus any borrowings for investment purposes in the Underlying Security or derivatives on the Underlying Security.
Kurv Yield Premium Strategy Microsoft (MSFT) ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The YP Microsoft Fund primarily invests under normal circumstances in common stock of Microsoft Corporation (“MSFT” or the “Underlying Security”) and/or derivative instruments on MSFT, backed by a portfolio of Fixed Income Instruments of varying maturities, which may be represented by options and forwards, as well as Preferred Securities Instruments.

Derivatives are primarily used as substitutes for the Underlying Security because they are expected to produce returns that are substantially similar to those of the Underlying Security. Derivatives used by the YP Microsoft Fund are expected to produce a significant portion of the Fund’s returns. The YP Microsoft Fund does not invest more than 25% of its assets in over-the-counter derivative contracts with any one counterparty.

“Fixed Income Instruments” include bonds, debt securities, and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities, as well as ETPs on such instruments and options on such ETPs. “Preferred Securities Instruments” consist of preferred securities of U.S. companies and ETPs primarily investing in preferred securities. The YP Microsoft Fund may invest in U.S. and non-U.S. Fixed Income Instruments of any maturity or duration.

The YP Microsoft Fund primarily uses option contracts on the Underlying Security, including FLEX options, to gain exposure to the Underlying Security. The value of option contracts on the Underlying Security should closely track changes in the Underlying Security’s prices.

The YP Microsoft Fund may gain long exposure by purchasing shares of the Underlying Security or creating a synthetic long position. To achieve a synthetic long exposure, the YP Microsoft Fund may gain exposure through buying call options of the Underlying Security and, simultaneously, selling put options of the Underlying Security with the same expiries and strike prices to try to replicate the price movements of the Underlying Security. The combination of the long call options and sold put options seeks to provide the YP Microsoft Fund with investment exposure to the Underlying Security for the duration of the applicable option exposure. The synthetic long position in the Underlying Security will not exceed 200% of net asset value.

Under normal circumstances, the YP Microsoft Fund invests at least 80% of its net assets plus any borrowings for investment purposes in the Underlying Security or derivatives on the Underlying Security. Additionally, for the purposes of complying with its 80% investment policy, the YP Microsoft Fund will use the notional value of the derivatives it holds.

The YP Microsoft Fund may invest, without limitation, in derivative instruments, such as options, including FLEX options, forward and futures contracts, options on futures, or swap agreements, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information.

As part of its strategy, the YP Microsoft Fund may employ various option strategies to generate income and/or to preserve capital. Examples of these strategies include:

Covered Call Writing

As part of its strategy, the YP Microsoft Fund may write (sell) call option contracts on the Underlying Security to generate income. If the YP Microsoft Fund gains long exposure synthetically, since the Fund does not directly own shares, these written call options will be sold short (i.e., selling a position it does not currently own). Any amount of covered call writing above the direct and synthetic long positions will be considered uncovered. The Adviser may engage in uncovered calls rather than covered calls when it believes there might be a mispricing of volatility in the market.

It is important to note that the sale of the Underlying Security’s call option contracts will limit the YP Microsoft Fund’s participation in the appreciation in the Underlying Security’s price. If the price of the Underlying Security increases, the above-referenced synthetic exposure and/or direct holding of the Underlying Security would allow the YP Microsoft Fund to experience similar percentage gains. However, if the Underlying Security’s price appreciates beyond the strike price of one or more of the sold (short) call option contracts, the YP Microsoft Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic and long Underlying Security exposure. As a result, the YP Microsoft Fund’s overall strategy (i.e., the combination of the synthetic and/or long exposure to the Underlying Security and the sold (short) call positions on the Underlying Security) will limit the Fund’s participation in gains in the Underlying Security’s price beyond a certain point.

When the YP Microsoft Fund engages in covered call writing with respect to a security, it receives cash from the buyer of the call option who in exchange for that cash obtains the right to purchase the security on or before the expiration date at a predetermined price called the strike price. Writing covered call options is also considered a long/short strategy. Generally, the notional principal amount of written covered call options will not exceed the principal amount of the synthetic or long position in the security; however, the YP Microsoft Fund may write call options for an amount in excess of the value of a security position in the Fund’s portfolio.

Uncovered Call and/or Put Writing

The YP Microsoft Fund may also write (i.e., sell) uncovered call options on securities or instruments in which it may invest but that are not currently held by the Fund. The principal reason for writing uncovered call options is to realize income without committing capital to the ownership of the Underlying Security. When writing uncovered call options, the YP Microsoft Fund must deposit and maintain sufficient margin with the broker-dealer through which it made the uncovered call option as collateral to ensure that the securities can be purchased for delivery if and when the option is exercised. During periods of declining securities prices or when prices are stable, writing uncovered calls can be a profitable strategy to increase the YP Microsoft Fund’s income with minimal capital risk. Uncovered calls are riskier than covered calls because there is no underlying security held by the YP Microsoft Fund that can act as a partial hedge. Uncovered calls have speculative characteristics and the potential for loss is unlimited. When an uncovered call is exercised, the YP Microsoft Fund must purchase the Underlying Security to meet its call obligation. There is also a risk, especially with preferred and debt securities that lack sufficient liquidity, that the securities may not be available for purchase. If the purchase price exceeds the exercise price, the YP Microsoft Fund will lose the difference.

The YP Microsoft Fund also may write (i.e., sell) uncovered put options on securities or instruments in which it may invest but with respect to which the Fund does not currently have a corresponding short position or has not deposited as collateral cash equal to the exercise value of the put option with the broker-dealer through which it made the uncovered put option. The principal reason for writing uncovered put options is to receive premium income and to acquire such securities or instruments at a net cost below the current market value. The YP Microsoft Fund has the obligation to buy the securities or instruments at an agreed upon price if the price of the securities or instruments decreases below the exercise price. If the price of the securities or instruments increases during the option period, the option will expire worthless and the YP Microsoft Fund will retain the premium and will not have to purchase the securities or instruments at the exercise price.

Call or Put Spreads

The YP Microsoft Fund may write (sell) call or put spreads instead of stand-alone call option contracts to seek increased participation in the potential appreciation of the Underlying Security’s share price, while still generating net premium income. In a call option spread, the YP Microsoft Fund may sell (write) an out-of-the-money call option (above the current market price) while also purchasing another call option that is further out of the money. Similarly, in a put option spread, the YP Microsoft Fund may sell (write) an out-of-the-money put option (below the current market price) while purchasing a further out-of-the-money put option.

Risk Reversals or Protective Collars

The YP Microsoft Fund may write (sell) risk reversals rather than stand-alone call option contracts to seek to limit loss from declines in the Underlying Security’s share price. The cost of this protection would be offset by the premiums earned from a written call option. In a risk reversal, the YP Microsoft Fund may sell (write) an out-of-the-money call option (above the current market price) while simultaneously purchasing an out-of-the-money put option.

Protective Puts

The YP Microsoft Fund may purchase out-of-the-money protective put options to seek to limit losses resulting from declines in the Underlying Security’s share price. The cost of protection may reduce the income generated in the portfolio.

Call Purchases

The YP Microsoft Fund may purchase call options to seek to gain price appreciation from the Underlying Security’s share price. The cost of the purchase may reduce the income generated in the portfolio.

The YP Microsoft Fund intends to utilize traditional exchange-traded options contracts and/or Flexible Exchange® Options (“FLEX Options”). Traditional exchange-traded options have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC. Option contracts can either be “American” style or “European” style. The YP Microsoft Fund generally utilizes European style option contracts, which may only be exercised by the holder of the option contract on the expiration date of such option contract and settled in cash.

As derivatives tracking the Underlying Security may be purchased with a fraction of the assets that would be needed to purchase the securities directly for the equivalent amount of exposure, the remainder of the YP Microsoft Fund’s assets may be invested in Fixed Income and Preferred Securities Instruments. Kurv actively manages the Fixed Income and Preferred Securities Instruments held by the YP Microsoft Fund with a view toward enhancing the Fund’s total return.

The YP Microsoft Fund primarily invests in U.S. dollar-denominated investment grade debt securities, rated Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or, if unrated, determined by Kurv to be of comparable quality. In the event that ratings services assign different ratings to the same security, Kurv will use the highest rating as the credit rating for that security. The YP Microsoft Fund may invest, without limitation, in U.S. dollar-denominated securities and instruments of foreign issuers as well as in other G10 currencies on a hedged basis.

The YP Microsoft Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments and Preferred Securities Instruments. The YP Microsoft Fund may also enter into reverse repurchase agreements. The YP Microsoft Fund may invest up to 20% of its total assets in high yield securities, including high yield ETFs (“junk bonds”) rated B or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by Kurv to be of comparable quality. In the event that ratings services assign different ratings to the same security, Kurv will use the highest rating as the credit rating for that security.

The YP Microsoft Fund may invest, without limitation, in mortgage or asset-backed securities, including to-be-announced transactions. The YP Microsoft Fund may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis. The YP Microsoft Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buybacks or dollar rolls).

With respect to the YP Microsoft Fund’s fixed income investments, the Fund may invest, without limitation, in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers, except with respect to such investments, the Fund may only invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means with respect to the Fund’s fixed income investments, the Fund may invest in such instruments without limitation subject to any applicable legal or regulatory limitation). Emerging market countries include any country other than the countries comprising the MSCI World Index (currently, Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States).

With respect to the YP Microsoft Fund’s fixed income investments, the Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 10% of its total assets. The YP Microsoft Fund may also invest up to 15% of its total assets in Preferred Securities Instruments.

As a result of its investment strategies, the YP Microsoft Fund will be concentrated in the industry or group of industries to which MSFT is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry or group of industries to which MSFT is assigned).

The YP Microsoft Fund may lend its portfolio securities in order to generate additional income.

The YP Microsoft Fund is non-diversified.

Information about Microsoft Corporation

Microsoft Corporation is a technology company that develops and supports software, services, devices and solutions. Microsoft’s products and services include productivity and business applications, cloud-based solutions, operating systems, gaming products, search and news advertising, and enterprise software and services. Microsoft conducts its business through three segments: Productivity and Business Processes, Intelligent Cloud, and More Personal Computing. The YP Microsoft Fund invests in Microsoft common stock.

Microsoft’s products and services include Microsoft 365, Teams, Dynamics 365, LinkedIn, Azure, Windows, Xbox and Bing. Microsoft provides cloud-based infrastructure, platform and software solutions to organizations, developers and individuals. Microsoft also develops and deploys artificial intelligence technologies and integrates artificial intelligence capabilities into products and services across its portfolio.

The YP Microsoft Fund has derived all disclosures contained in this document regarding Microsoft from the publicly available documents described above. Neither the YP Microsoft Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the YP Microsoft Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Microsoft is accurate or complete. Furthermore, the YP Microsoft Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of Microsoft have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Microsoft could affect the value of the YP Microsoft Fund’s investments with respect to Microsoft and therefore the value of the Fund. Lastly, neither the YP Microsoft Fund, the Trust nor the Adviser, nor any of their respective affiliates, make any representations to investors as to the performance of Microsoft.

See “Additional Information About the Fund” below for a more detailed description of the synthetic covered call strategy.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the YP Microsoft Fund invests at least 80% of its net assets plus any borrowings for investment purposes in the Underlying Security or derivatives on the Underlying Security.
Kurv Yield Premium Strategy Netflix (NFLX) ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The YP Netflix Fund primarily invests under normal circumstances in common stock of Netflix, Inc. (“NFLX” or the “Underlying Security”) and/or derivative instruments on NFLX, backed by a portfolio of Fixed Income Instruments of varying maturities, which may be represented by options and forwards, as well as Preferred Securities Instruments.

Derivatives are primarily used as substitutes for the Underlying Security because they are expected to produce returns that are substantially similar to those of the Underlying Security. Derivatives used by the YP Netflix Fund are expected to produce a significant portion of the Fund’s returns. The YP Netflix Fund does not invest more than 25% of its assets in over-the-counter derivative contracts with any one counterparty.

“Fixed Income Instruments” include bonds, debt securities, and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities, as well as ETPs on such instruments and options on such ETPs. “Preferred Securities Instruments” consist of preferred securities of U.S. companies and ETPs primarily investing in preferred securities. The YP Netflix Fund may invest in U.S. and non-U.S. Fixed Income Instruments of any maturity or duration.

The YP Netflix Fund primarily uses option contracts on the Underlying Security, including FLEX options, to gain exposure to the Underlying Security. The value of option contracts on the Underlying Security should closely track changes in the Underlying Security’s prices.

The YP Netflix Fund may gain long exposure by purchasing shares of the Underlying Security or creating a synthetic long position. To achieve a synthetic long exposure, the YP Netflix Fund may gain exposure through buying call options of the Underlying Security and, simultaneously, selling put options of the Underlying Security with the same expiries and strike prices to try to replicate the price movements of the Underlying Security. The combination of the long call options and sold put options seeks to provide the YP Netflix Fund with investment exposure to the Underlying Security for the duration of the applicable option exposure. The synthetic long position in the Underlying Security will not exceed 200% of net asset value.

Under normal circumstances, the YP Netflix Fund invests at least 80% of its net assets plus any borrowings for investment purposes in the Underlying Security or derivatives on the Underlying Security. Additionally, for the purposes of complying with its 80% investment policy, the YP Netflix Fund will use the notional value of the derivatives it holds.

The YP Netflix Fund may invest, without limitation, in derivative instruments, such as options, including FLEX options, forward and futures contracts, options on futures, or swap agreements, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information.

As part of its strategy, the YP Netflix Fund may employ various option strategies to generate income and/or to preserve capital. Examples of these strategies include:

Covered Call Writing

As part of its strategy, the YP Netflix Fund may write (sell) call option contracts on the Underlying Security to generate income. If the YP Netflix Fund gains long exposure synthetically, since the Fund does not directly own shares, these written call options will be sold short (i.e., selling a position it does not currently own). Any amount of covered call writing above the direct and synthetic long positions will be considered uncovered. The Adviser may engage in uncovered calls rather than covered calls when it believes there might be a mispricing of volatility in the market.

It is important to note that the sale of the Underlying Security’s call option contracts will limit the YP Netflix Fund’s participation in the appreciation in the Underlying Security’s price. If the price of the Underlying Security increases, the above-referenced synthetic exposure and/or direct holding of the Underlying Security would allow the YP Netflix Fund to experience similar percentage gains. However, if the Underlying Security’s price appreciates beyond the strike price of one or more of the sold (short) call option contracts, the YP Netflix Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic and long Underlying Security exposure. As a result, the YP Netflix Fund’s overall strategy (i.e., the combination of the synthetic and/or long exposure to the Underlying Security and the sold (short) call positions on the Underlying Security) will limit the Fund’s participation in gains in the Underlying Security’s price beyond a certain point.

When the YP Netflix Fund engages in covered call writing with respect to a security, it receives cash from the buyer of the call option who in exchange for that cash obtains the right to purchase the security on or before the expiration date at a predetermined price called the strike price. Writing covered call options is also considered a long/short strategy. Generally, the notional principal amount of written covered call options will not exceed the principal amount of the synthetic or long position in the security; however, the YP Netflix Fund may write call options for an amount in excess of the value of a security position in the Fund’s portfolio.

Uncovered Call and/or Put Writing

The YP Netflix Fund may also write (i.e., sell) uncovered call options on securities or instruments in which it may invest but that are not currently held by the Fund. The principal reason for writing uncovered call options is to realize income without committing capital to the ownership of the Underlying Security. When writing uncovered call options, the YP Netflix Fund must deposit and maintain sufficient margin with the broker-dealer through which it made the uncovered call option as collateral to ensure that the securities can be purchased for delivery if and when the option is exercised. During periods of declining securities prices or when prices are stable, writing uncovered calls can be a profitable strategy to increase the YP Netflix Fund’s income with minimal capital risk. Uncovered calls are riskier than covered calls because there is no underlying security held by the YP Netflix Fund that can act as a partial hedge. Uncovered calls have speculative characteristics and the potential for loss is unlimited. When an uncovered call is exercised, the YP Netflix Fund must purchase the Underlying Security to meet its call obligation. There is also a risk, especially with preferred and debt securities that lack sufficient liquidity, that the securities may not be available for purchase. If the purchase price exceeds the exercise price, the YP Netflix Fund will lose the difference.

The YP Netflix Fund also may write (i.e., sell) uncovered put options on securities or instruments in which it may invest but with respect to which the Fund does not currently have a corresponding short position or has not deposited as collateral cash equal to the exercise value of the put option with the broker-dealer through which it made the uncovered put option. The principal reason for writing uncovered put options is to receive premium income and to acquire such securities or instruments at a net cost below the current market value. The YP Netflix Fund has the obligation to buy the securities or instruments at an agreed upon price if the price of the securities or instruments decreases below the exercise price. If the price of the securities or instruments increases during the option period, the option will expire worthless and the YP Netflix Fund will retain the premium and will not have to purchase the securities or instruments at the exercise price.

Call or Put Spreads

The YP Netflix Fund may write (sell) call or put spreads instead of stand-alone call option contracts to seek increased participation in the potential appreciation of the Underlying Security’s share price, while still generating net premium income. In a call option spread, the YP Netflix Fund may sell (write) an out-of-the-money call option (above the current market price) while also purchasing another call option that is further out of the money. Similarly, in a put option spread, the YP Netflix Fund may sell (write) an out-of-the-money put option (below the current market price) while purchasing a further out-of-the-money put option.

Risk Reversals or Protective Collars

The YP Netflix Fund may write (sell) risk reversals rather than stand-alone call option contracts to seek to limit loss from declines in the Underlying Security’s share price. The cost of this protection would be offset by the premiums earned from a written call option. In a risk reversal, the YP Netflix Fund may sell (write) an out-of-the-money call option (above the current market price) while simultaneously purchasing an out-of-the-money put option.

Protective Puts

The YP Netflix Fund may purchase out-of-the-money protective put options to seek to limit losses resulting from declines in the Underlying Security’s share price. The cost of protection may reduce the income generated in the portfolio.

Call Purchases

The YP Netflix Fund may purchase call options to seek to gain price appreciation from the Underlying Security’s share price. The cost of the purchase may reduce the income generated in the portfolio.

The YP Netflix Fund intends to utilize traditional exchange-traded options contracts and/or Flexible Exchange® Options (“FLEX Options”). Traditional exchange-traded options have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC. Option contracts can either be “American” style or “European” style. The YP Netflix Fund generally utilizes European style option contracts, which may only be exercised by the holder of the option contract on the expiration date of such option contract and settled in cash.

As derivatives tracking the Underlying Security may be purchased with a fraction of the assets that would be needed to purchase the securities directly for the equivalent amount of exposure, the remainder of the YP Netflix Fund’s assets may be invested in Fixed Income and Preferred Securities Instruments. Kurv actively manages the Fixed Income and Preferred Securities Instruments held by the YP Netflix Fund with a view toward enhancing the Fund’s total return.

The YP Netflix Fund primarily invests in U.S. dollar-denominated investment grade debt securities, rated Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or, if unrated, determined by Kurv to be of comparable quality. In the event that ratings services assign different ratings to the same security, Kurv will use the highest rating as the credit rating for that security. The YP Netflix Fund may invest, without limitation, in U.S. dollar-denominated securities and instruments of foreign issuers as well as in other G10 currencies on a hedged basis.

The YP Netflix Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments and Preferred Securities Instruments. The YP Netflix Fund may also enter into reverse repurchase agreements. The YP Netflix Fund may invest up to 20% of its total assets in high yield securities, including high yield ETFs (“junk bonds”) rated B or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by Kurv to be of comparable quality. In the event that ratings services assign different ratings to the same security, Kurv will use the highest rating as the credit rating for that security.

The YP Netflix Fund may invest, without limitation, in mortgage or asset-backed securities, including to-be-announced transactions. The YP Netflix Fund may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis. The YP Netflix Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buybacks or dollar rolls).

With respect to the YP Netflix Fund’s fixed income investments, the Fund may invest, without limitation, in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers, except with respect to such investments, the Fund may only invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means with respect to the Fund’s fixed income investments, the Fund may invest in such instruments without limitation subject to any applicable legal or regulatory limitation). Emerging market countries include any country other than the countries comprising the MSCI World Index (currently, Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States).

With respect to the YP Netflix Fund’s fixed income investments, the Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 10% of its total assets. The YP Netflix Fund may also invest up to 15% of its total assets in Preferred Securities Instruments.

As a result of its investment strategies, the YP Netflix Fund will be concentrated in the industry or group of industries to which NFLX is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry or group of industries to which NFLX is assigned).

The YP Netflix Fund may lend its portfolio securities in order to generate additional income.

The YP Netflix Fund is non-diversified.

Information about Netflix, Inc.

Netflix, Inc. is an entertainment company that offers TV series, films, games and live programming across a wide variety of genres and languages. Netflix members can play, pause and resume watching content, access the service across internet-connected devices and change their subscription plans at any time. Netflix offers a range of pricing plans, including an ad-supported subscription plan, to meet a variety of consumer needs. The YP Netflix Fund invests in Netflix’s common stock, which trades under the ticker symbol “NFLX” on the Nasdaq Global Select Market.

Netflix operates as one business segment and derives its revenues primarily from monthly membership fees for services related to streaming content to its members. Netflix seeks to improve its members’ experience by offering compelling content, enhancing its user interface and helping members select content they may enjoy. Netflix produces and licenses content and offers programming to members in different countries, languages and genres.

The YP Netflix Fund has derived all disclosures contained in this document regarding Netflix from the publicly available documents described above. Neither the YP Netflix Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the YP Netflix Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Netflix is accurate or complete. Furthermore, the YP Netflix Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of Netflix have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Netflix could affect the value of the YP Netflix Fund’s investments with respect to Netflix and therefore the value of the Fund. Lastly, neither the YP Netflix Fund, the Trust nor the Adviser, nor any of their respective affiliates, make any representations to investors as to the performance of Netflix.

See “Additional Information About the Fund” below for a more detailed description of the synthetic covered call strategy.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the YP Netflix Fund invests at least 80% of its net assets plus any borrowings for investment purposes in the Underlying Security or derivatives on the Underlying Security.
Kurv Yield Premium Strategy Tesla (TSLA) ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The YP Tesla Fund primarily invests under normal circumstances in common stock of Tesla, Inc. (“TSLA” or the “Underlying Security”) and/or derivative instruments on TSLA, backed by a portfolio of Fixed Income Instruments of varying maturities, which may be represented by options and forwards, as well as Preferred Securities Instruments.

Derivatives are primarily used as substitutes for the Underlying Security because they are expected to produce returns that are substantially similar to those of the Underlying Security. Derivatives used by the YP Tesla Fund are expected to produce a significant portion of the Fund’s returns. The YP Tesla Fund does not invest more than 25% of its assets in over-the-counter derivative contracts with any one counterparty.

“Fixed Income Instruments” include bonds, debt securities, and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities, as well as ETPs on such instruments and options on such ETPs. “Preferred Securities Instruments” consist of preferred securities of U.S. companies and ETPs primarily investing in preferred securities. The YP Tesla Fund may invest in U.S. and non-U.S. Fixed Income Instruments of any maturity or duration.

The YP Tesla Fund primarily uses option contracts on the Underlying Security, including FLEX options, to gain exposure to the Underlying Security. The value of option contracts on the Underlying Security should closely track changes in the Underlying Security’s prices.

The YP Tesla Fund may gain long exposure by purchasing shares of the Underlying Security or creating a synthetic long position. To achieve a synthetic long exposure, the YP Tesla Fund may gain exposure through buying call options of the Underlying Security and, simultaneously, selling put options of the Underlying Security with the same expiries and strike prices to try to replicate the price movements of the Underlying Security. The combination of the long call options and sold put options seeks to provide the YP Tesla Fund with investment exposure to the Underlying Security for the duration of the applicable option exposure. The synthetic long position in the Underlying Security will not exceed 200% of net asset value.

Under normal circumstances, the YP Tesla Fund invests at least 80% of its net assets plus any borrowings for investment purposes in the Underlying Security or derivatives on the Underlying Security. Additionally, for the purposes of complying with its 80% investment policy, the YP Tesla Fund will use the notional value of the derivatives it holds.

The YP Tesla Fund may invest, without limitation, in derivative instruments, such as options, including FLEX options, forward and futures contracts, options on futures, or swap agreements, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information.

As part of its strategy, the YP Tesla Fund may employ various option strategies to generate income and/or to preserve capital. Examples of these strategies include:

Covered Call Writing

As part of its strategy, the YP Tesla Fund may write (sell) call option contracts on the Underlying Security to generate income. If the YP Tesla Fund gains long exposure synthetically, since the Fund does not directly own shares, these written call options will be sold short (i.e., selling a position it does not currently own). Any amount of covered call writing above the direct and synthetic long positions will be considered uncovered. The Adviser may engage in uncovered calls rather than covered calls when it believes there might be a mispricing of volatility in the market.

It is important to note that the sale of the Underlying Security’s call option contracts will limit the YP Tesla Fund’s participation in the appreciation in the Underlying Security’s price. If the price of the Underlying Security increases, the above-referenced synthetic exposure and/or direct holding of the Underlying Security would allow the YP Tesla Fund to experience similar percentage gains. However, if the Underlying Security’s price appreciates beyond the strike price of one or more of the sold (short) call option contracts, the YP Tesla Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic and long Underlying Security exposure. As a result, the YP Tesla Fund’s overall strategy (i.e., the combination of the synthetic and/or long exposure to the Underlying Security and the sold (short) call positions on the Underlying Security) will limit the Fund’s participation in gains in the Underlying Security’s price beyond a certain point.

When the YP Tesla Fund engages in covered call writing with respect to a security, it receives cash from the buyer of the call option who in exchange for that cash obtains the right to purchase the security on or before the expiration date at a predetermined price called the strike price. Writing covered call options is also considered a long/short strategy. Generally, the notional principal amount of written covered call options will not exceed the principal amount of the synthetic or long position in the security; however, the YP Tesla Fund may write call options for an amount in excess of the value of a security position in the Fund’s portfolio.

Uncovered Call and/or Put Writing

The YP Tesla Fund may also write (i.e., sell) uncovered call options on securities or instruments in which it may invest but that are not currently held by the Fund. The principal reason for writing uncovered call options is to realize income without committing capital to the ownership of the Underlying Security. When writing uncovered call options, the YP Tesla Fund must deposit and maintain sufficient margin with the broker-dealer through which it made the uncovered call option as collateral to ensure that the securities can be purchased for delivery if and when the option is exercised. During periods of declining securities prices or when prices are stable, writing uncovered calls can be a profitable strategy to increase the YP Tesla Fund’s income with minimal capital risk. Uncovered calls are riskier than covered calls because there is no underlying security held by the YP Tesla Fund that can act as a partial hedge. Uncovered calls have speculative characteristics and the potential for loss is unlimited. When an uncovered call is exercised, the YP Tesla Fund must purchase the Underlying Security to meet its call obligation. There is also a risk, especially with preferred and debt securities that lack sufficient liquidity, that the securities may not be available for purchase. If the purchase price exceeds the exercise price, the YP Tesla Fund will lose the difference.

The YP Tesla Fund also may write (i.e., sell) uncovered put options on securities or instruments in which it may invest but with respect to which the Fund does not currently have a corresponding short position or has not deposited as collateral cash equal to the exercise value of the put option with the broker-dealer through which it made the uncovered put option. The principal reason for writing uncovered put options is to receive premium income and to acquire such securities or instruments at a net cost below the current market value. The YP Tesla Fund has the obligation to buy the securities or instruments at an agreed upon price if the price of the securities or instruments decreases below the exercise price. If the price of the securities or instruments increases during the option period, the option will expire worthless and the YP Tesla Fund will retain the premium and will not have to purchase the securities or instruments at the exercise price.

Call or Put Spreads

The YP Tesla Fund may write (sell) call or put spreads instead of stand-alone call option contracts to seek increased participation in the potential appreciation of the Underlying Security’s share price, while still generating net premium income. In a call option spread, the YP Tesla Fund may sell (write) an out-of-the-money call option (above the current market price) while also purchasing another call option that is further out of the money. Similarly, in a put option spread, the YP Tesla Fund may sell (write) an out-of-the-money put option (below the current market price) while purchasing a further out-of-the-money put option.

Risk Reversals or Protective Collars

The YP Tesla Fund may write (sell) risk reversals rather than stand-alone call option contracts to seek to limit loss from declines in the Underlying Security’s share price. The cost of this protection would be offset by the premiums earned from a written call option. In a risk reversal, the YP Tesla Fund may sell (write) an out-of-the-money call option (above the current market price) while simultaneously purchasing an out-of-the-money put option.

Protective Puts

The YP Tesla Fund may purchase out-of-the-money protective put options to seek to limit losses resulting from declines in the Underlying Security’s share price. The cost of protection may reduce the income generated in the portfolio.

Call Purchases

The YP Tesla Fund may purchase call options to seek to gain price appreciation from the Underlying Security’s share price. The cost of the purchase may reduce the income generated in the portfolio.

The YP Tesla Fund intends to utilize traditional exchange-traded options contracts and/or Flexible Exchange® Options (“FLEX Options”). Traditional exchange-traded options have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC. Option contracts can either be “American” style or “European” style. The YP Tesla Fund generally utilizes European style option contracts, which may only be exercised by the holder of the option contract on the expiration date of such option contract and settled in cash.

As derivatives tracking the Underlying Security may be purchased with a fraction of the assets that would be needed to purchase the securities directly for the equivalent amount of exposure, the remainder of the YP Tesla Fund’s assets may be invested in Fixed Income and Preferred Securities Instruments. Kurv actively manages the Fixed Income and Preferred Securities Instruments held by the YP Tesla Fund with a view toward enhancing the Fund’s total return.

The YP Tesla Fund primarily invests in U.S. dollar-denominated investment grade debt securities, rated Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or, if unrated, determined by Kurv to be of comparable quality. In the event that ratings services assign different ratings to the same security, Kurv will use the highest rating as the credit rating for that security. The YP Tesla Fund may invest, without limitation, in U.S. dollar-denominated securities and instruments of foreign issuers as well as in other G10 currencies on a hedged basis.

The YP Tesla Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments and Preferred Securities Instruments. The YP Tesla Fund may also enter into reverse repurchase agreements. The YP Tesla Fund may invest up to 20% of its total assets in high yield securities, including high yield ETFs (“junk bonds”) rated B or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by Kurv to be of comparable quality. In the event that ratings services assign different ratings to the same security, Kurv will use the highest rating as the credit rating for that security.

The YP Tesla Fund may invest, without limitation, in mortgage or asset-backed securities, including to-be-announced transactions. The YP Tesla Fund may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis. The YP Tesla Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buybacks or dollar rolls).

With respect to the YP Tesla Fund’s fixed income investments, the Fund may invest, without limitation, in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers, except with respect to such investments, the Fund may only invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means with respect to the Fund’s fixed income investments, the Fund may invest in such instruments without limitation subject to any applicable legal or regulatory limitation). Emerging market countries include any country other than the countries comprising the MSCI World Index (currently, Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States).

With respect to the YP Tesla Fund’s fixed income investments, the Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 10% of its total assets. The YP Tesla Fund may also invest up to 15% of its total assets in Preferred Securities Instruments.

As a result of its investment strategies, the YP Tesla Fund will be concentrated in the industry or group of industries to which TSLA is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry or group of industries to which TSLA is assigned).

The YP Tesla Fund may lend its portfolio securities in order to generate additional income.

The YP Tesla Fund is non-diversified.

Information about Tesla, Inc.

Tesla, Inc. is a technology and manufacturing company that designs, develops, manufactures, sells and leases fully electric vehicles and energy generation and storage systems. Tesla operates through two reportable segments: automotive and energy generation and storage. Tesla’s automotive products include Model 3, Model Y, Model S, Model X and Cybertruck, as well as Tesla Semi. Tesla’s automotive business also includes vehicle leasing, regulatory credits, used vehicles, maintenance and collision services, paid Supercharging, automotive insurance, parts and retail merchandise. The YP Tesla Fund invests in Tesla’s common stock, which trades under the ticker symbol “TSLA” on the Nasdaq Global Select Market.

Tesla’s energy products include Powerwall and Megapack battery energy storage systems, solar panels and Solar Roof. Tesla also develops artificial intelligence and software-enabled products and services, including Full Self-Driving (Supervised), Robotaxi and Optimus. Tesla provides vehicle charging through its Supercharger network and develops software to remotely control and optimize its energy storage systems, including Powerhub and Autobidder.

The YP Tesla Fund has derived all disclosures contained in this document regarding Tesla from the publicly available documents described above. Neither the YP Tesla Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the YP Tesla Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Tesla is accurate or complete. Furthermore, the YP Tesla Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of Tesla have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Tesla could affect the value of the YP Tesla Fund’s investments with respect to Tesla and therefore the value of the Fund. Lastly, neither the YP Tesla Fund, the Trust nor the Adviser, nor any of their respective affiliates, make any representations to investors as to the performance of Tesla.

See “Additional Information About the Fund” below for a more detailed description of the synthetic covered call strategy.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the YP Tesla Fund invests at least 80% of its net assets plus any borrowings for investment purposes in the Underlying Security or derivatives on the Underlying Security.
Kurv Gold Enhanced Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Gold Fund primarily invests under normal circumstances in derivative instruments on gold bullion-related exchange traded products (“ETPs”), including gold bullion-related exchange traded funds (“ETFs”) and gold bullion-related exchange traded notes (“ETNs”), backed by a portfolio of Fixed Income Instruments of varying maturities, which may be represented by options and forwards, as well as Preferred Securities Instruments. The Gold Fund may also invest in gold-bullion related ETFs directly as well as in physical gold and derivative instruments on gold.

Gold bullion-related ETFs are those that invest primarily in physical gold bullion and/or over-the-counter or exchange-traded derivatives on gold bullion such as forward contracts, futures contracts, and options contracts or swap contracts. Gold bullion-related ETNs are those with interest and/or principal payments linked to the price of gold bullion. Derivatives are primarily used as substitutes for gold bullion because they are expected to produce returns that are substantially similar to those of gold bullion. Derivatives used by the Gold Fund are expected to produce a significant portion of the Fund’s returns. The Gold Fund does not invest more than 25% of Fund assets in over-the-counter derivative contracts with any one counterparty. ETFs and ETNs may employ leverage, which magnifies the changes in the underlying gold index or gold price upon which they are based. Gold bullion-related ETPs generally are not registered under the Investment Company Act of 1940, as amended, and, generally, are not actively managed.

“Fixed Income Instruments” include bonds, debt securities, and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities as well as ETPs on such instruments and options on such ETPs. “Preferred Securities Instruments” consist of preferred securities of U.S. companies and ETPs primarily investing in preferred securities. The Gold Fund may invest in U.S. and non-U.S. Fixed Income Instruments of any maturity or duration.

The Gold Fund normally uses option contracts on gold bullion-related ETPs, including FLEX options, to gain exposure to gold bullion. The value of option contracts on gold bullion-related ETPs as well as gold bullion-related ETPs should closely track changes in gold bullion prices.

The Gold Fund may gain long exposure via purchasing shares of gold bullion-related ETPs or creating a synthetic long position. To achieve a synthetic long exposure, the Gold Fund buys call options of a gold bullion-related ETP and, simultaneously, sells put options of the ETP with the same expiries and strike prices to try to replicate the price movements of the underlying ETP. The combination of the long call options and sold put options seek to provide the Gold Fund with investment exposure to the gold bullion-related ETP for the duration of the application option exposure. The synthetic long position to an underlying gold bullion-related ETP when the Gold Fund buys put and call options directly will not exceed 200% of net asset value.

Under normal circumstances, the Gold Fund invests at least 80% of its net assets plus any borrowings for investment purposes in physical gold or the securities of gold bullion-related ETPs or derivatives on gold or gold bullion-related ETPs. The Gold Fund will consider the investments of the underlying ETPs in which it invests when determining compliance with its 80% policy. Additionally, for the purposes of complying with its 80% investment policy, the Gold Fund will use the notional value of the derivatives it holds.

The Gold Fund may invest, without limitation, in derivative instruments, such as options, including FLEX options, forward and futures contracts, options on futures, or swap agreements, subject to applicable law and any other restrictions described in the Gold Fund’s prospectus or Statement of Additional Information.

As part of its strategy, the Gold Fund may employ various option strategies to generate income and/or to preserve capital. Example of strategies are:

Covered Call Writing

As part of its strategy, the Gold Fund may write (sell) call option contracts on gold and gold bullion-related ETPs to generate income. If the Gold Fund gains long exposure synthetically, since the Gold Fund does not directly own shares of the ETP, these written call options will be sold short (i.e., selling a position it does not currently own). Any amount of covered call writing above the physical and synthetic long positions will be considered uncovered. The Adviser may engage in uncovered calls rather than covered calls when it believes there might be a mispricing of volatility in the market.

It is important to note that the sale of an ETP’s call option contracts will limit the Gold Fund’s participation in the appreciation in the ETP’s price. If the price of the ETP increases, the above-referenced synthetic and/or holding the underlying ETP directly would allow the Gold Fund to experience similar percentage gains. However, if the ETP’s price appreciates beyond the strike price of one or more of the sold (short) call option contracts, the Gold Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Gold Fund’s synthetic and long ETP exposure. As a result, the Gold Fund’s overall strategy (i.e., the combination of the synthetic and/or long exposure to the ETP and the sold (short) the ETP’s call positions) will limit the Gold Fund’s participation in gains in the ETP’s price beyond a certain point.

When the Gold Fund engages in covered call writing with respect to an underlying ETP, it receives cash from the buyer of the call option who in exchange for that cash obtains the right to purchase the ETP on or before the expiration date at a predetermined price called the strike price. Writing covered call options is also considered long short. Generally, the notional principal amount of written covered call options will not exceed the principal amount of the synthetic or long position in the gold or gold bullion-related ETP, however, the Gold Fund may write call options for an amount in excess of the value of an ETP position in the Gold Fund’s portfolio.

Uncovered Call and/or Put Writing

The Gold Fund may also write (i.e., sell) uncovered call options on securities or instruments in which it may invest but that are not currently held by the Gold Fund. The principal reason for writing uncovered call options is to realize income without committing capital to the ownership of the underlying securities or instruments. When writing uncovered call options, the Gold Fund must deposit and maintain sufficient margin with the broker-dealer through which it made the uncovered call option as collateral to ensure that the securities can be purchased for delivery if and when the option is exercised. During periods of declining securities prices or when prices are stable, writing uncovered calls can be a profitable strategy to increase the Gold Fund’s income with minimal capital risk. Uncovered calls are riskier than covered calls because there is no underlying security held by the Gold Fund that can act as a partial hedge. Uncovered calls have speculative characteristics and the potential for loss is unlimited. When an uncovered call is exercised, the Gold Fund must purchase the underlying security to meet its call obligation. There is also a risk, especially with preferred and debt securities that lack sufficient liquidity, that the securities may not be available for purchase. If the purchase price exceeds the exercise price, the Gold Fund will lose the difference.

The Gold Fund also may write (i.e., sell) uncovered put options on securities or instruments in which it may invest but with respect to which the Gold Fund does not currently have a corresponding short position or has not deposited as collateral cash equal to the exercise value of the put option with the broker-dealer through which it made the uncovered put option. The principal reason for writing uncovered put options is to receive premium income and to acquire such securities or instruments at a net cost below the current market value. The Gold Fund has the obligation to buy the securities or instruments at an agreed upon price if the price of the securities or instruments decreases below the exercise price. If the price of the securities or instruments increases during the option period, the option will expire worthless and the Gold Fund will retain the premium and will not have to purchase the securities or instruments at the exercise price.

Call or Put Spreads

The Gold Fund may write (sell) call or put spreads instead of than stand-alone call option contracts to seek increased participation in the potential appreciation of an underlying security or instrument’s share price, while still generating net premium income. In a call option spread, the Gold Fund may sell (write) an out-of-the-money call option (above the current market price) while also purchasing another call option that is further out of the money. Similarly, in a put option spread, the Gold Fund may sell (write) an out-of-the-money put option (below the current market price) while purchasing a further out-of-the-money put option.

Risk Reversals or Protective Collars

The Gold Fund may write (sell) risk reversals rather than stand-alone call option contracts to seek to limit loss from of an underlying security or instrument’s share price. The cost of this protection would be offset by the premiums earned from a written call option. In a risk reversal, the Gold Fund may sell (write) an out-of-the-money call option (above the current market price) call option while simultaneously purchasing an out-of-the-money put option.

Protective Puts

The Gold Fund may purchase out-of-the-money protective put options to seek to limit loss from its underlying ETP share price. The cost of protection may reduce the income generated in the portfolio.

Call Purchases

The Gold Fund may purchase call options to seek to gain price appreciation from its underlying ETP share price. The cost of the purchase may reduce the income generated in the portfolio.

The Gold Fund intends to utilize traditional exchange-traded options contracts and/or FLexible EXchange® Options (“FLEX Options”). Traditional exchange-traded options have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC. Option contracts can either be “American” style or “European” style. The Gold Fund generally utilizes European style option contracts, which may only be exercised by the holder of the option contract on the expiration date of such option contract.

As derivatives tracking gold or gold bullion-related ETPs may be purchased with a fraction of the assets that would be needed to purchase the ETP securities directly for the equivalent amount of exposure, the remainder of the Gold Fund’s assets may be invested in Fixed Income and Preferred Securities Instruments. Kurv actively manages the Fixed Income and Preferred Securities Instruments held by the Gold Fund with a view toward enhancing the Gold Fund’s total return.

The Gold Fund primarily invests in U.S. dollar-denominated investment grade debt securities, rated Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or, if unrated, determined by Kurv to be of comparable quality. In the event that ratings services assign different ratings to the same security, Kurv will use the highest rating as the credit rating for that security. The Gold Fund may invest, without limitation, in U.S. dollar-denominated securities and instruments of foreign issuers as well as in other G10 currencies on a hedged basis.

The Gold Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. Assets not invested in Gold ETPs, equity securities or derivatives, may be invested in Fixed Income Instruments and Preferred Securities Instruments. The Gold Fund may also enter into reverse repurchase agreements. The Gold Fund may invest up to 20% of its total assets in high yield securities, including high yield ETFs (“junk bonds”) rated B or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by Kurv to be of comparable quality. In the event that ratings services assign different ratings to the same security, Kurv will use the highest rating as the credit rating for that security.

The Gold Fund may invest, without limitation, in mortgage or asset-backed securities, including to-be-announced transactions. The Gold Fund may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis. The Gold Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

With respect to the Gold Fund’s fixed income investments, the Gold Fund may invest, without limitation, in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. Additionally, with respect to such investments, the Gold Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means with respect to the Gold Fund’s fixed income investments, the Gold Fund may invest in such instruments without limitation subject to any applicable legal or regulatory limitation). Emerging market countries include any country other than the countries comprising the MSCI World Index (currently, Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States).

With respect to the Gold Fund’s fixed income investments, the Gold Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 10% of its total assets. The Gold Fund may also invest up to 15% of its total assets in Preferred Securities Instruments.

The Gold Fund may invest, through its Wholly-Owned Subsidiary as discussed below, up to 5% of its assets in physical gold.

The Gold Fund may lend its portfolio securities in order to generate additional income.

The Gold Fund is non-diversified.

Wholly-Owned Subsidiary

Certain investments of the Gold Fund, such as physical gold and direct investments in gold bullion-related ETPs will only be held through a wholly owned and controlled foreign subsidiary of the Fund (the “Subsidiary”) organized under the laws of the Cayman Islands.

The Gold Fund may invest up to 25% of its total assets (measured at the time of investment) in the Subsidiary, consistent with the limits of the U.S. federal tax law requirements applicable to registered investment companies. The Subsidiary will be advised by the Adviser. Unlike the Gold Fund, the Subsidiary may directly invest without limitation in gold or gold bullion-related ETPs; however, the Gold Fund complies with the provisions of the Investment Company Act of 1940, as amended (“1940 Act”), governing investment policies, capital structure, and leverage on an aggregate basis with the Subsidiary. In addition, the Subsidiary complies with the provision of the 1940 Act relating to investment advisory contracts, affiliated transactions, and custody, and will have the same custodian as the Gold Fund. The Gold Fund does not intend to create or acquire primary control of any entity that primarily engages in investment activities in securities or other assets, except for the entity that is wholly-owned by the Fund.

See “Additional Information About the Funds” below for a more detailed description of the synthetic covered call strategy.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Gold Fund invests at least 80% of its net assets plus any borrowings for investment purposes in physical gold or the securities of gold bullion-related ETPs or derivatives on gold or gold bullion-related ETPs.
Kurv Silver Enhanced Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Silver Fund sprimarily invests under normal circumstances in derivative instruments on silver and physical silver-related exchange traded products (“ETPs”), including physical silver-related exchange traded funds (“ETFs”) and silver related exchange traded notes (“ETNs”), backed by a portfolio of Fixed Income Instruments of varying maturities, which may be represented by options and forwards, as well as Preferred Securities Instruments. The Silver Fund may also invest in silver related ETFs directly as well as in physical silver and derivative instruments on silver.

Physical silver-related ETFs are those that invest primarily in physical silver and/or over-the-counter or exchange-traded derivatives on physical silver such as forward contracts, futures contracts, and options contracts or swap contracts. Silver related ETNs are those with interest and/or principal payments linked to the price of silver. Derivatives are primarily used as substitutes for silver because they are expected to produce returns that are substantially similar to those of silver. Derivatives used by the Silver Fund are expected to produce a significant portion of the Fund’s returns. The Silver Fund does not invest more than 25% of Fund assets in over-the-counter derivative contracts with any one counterparty. ETFs and ETNs may employ leverage, which magnifies the changes in the underlying silver index or silver price upon which they are based. Phyiscal Silver-related ETPs generally are not registered under the Investment Company Act of 1940, as amended, and, generally, are not actively managed.

“Fixed Income Instruments” include bonds, debt securities, and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities as well as ETPs on such instruments and options on such ETPs. “Preferred Securities Instruments” consist of preferred securities of U.S. companies and ETPs primarily investing in preferred securities. The Silver Fund may invest in U.S. and non-U.S. Fixed Income Instruments of any maturity or duration.

The Silver Fund normally uses option contracts on physical silver-related ETPs, including FLEX options, to gain exposure to physical silver. The value of option contracts on physical silver-related ETPs as well as physical silver-related ETPs should closely track changes in physical silver prices.

The Silver Fund may gain long exposure via purchasing shares of physical silver-related ETPs or creating a synthetic long position. To achieve a synthetic long exposure, the Silver Fund buys call options of a physical silver-related ETP and, simultaneously, sells put options of the ETP with the same expiries and strike prices to try to replicate the price movements of the underlying ETP. The combination of the long call options and sold put options seek to provide the Silver Fund with investment exposure to the physical silver-related ETP for the duration of the application option exposure. The notional exposure to an underlying physical silver-related ETP when the Silver Fund buys put and call options directly will not exceed 200% of net asset value. The synthetic long position to an underlying silver-related ETP when the Silver Fund buys put and call options directly will not exceed 200% of net asset value.

Under normal circumstances, the Silver Fund invests at least 80% of its net assets plus any borrowings for investment purposes in securities of physical silver or the securities of physical silver-related ETPs or derivatives on silver or physical silver-related ETPs. The Silver Fund will consider the investments of the underlying ETPs in which it invests when determining compliance with its 80% policy. Additionally, for the purposes of complying with its 80% investment policy, the Silver Fund will use the notional value of the derivatives it holds.

The Silver Fund may invest, without limitation, in derivative instruments, such as options, including FLEX options, forward and futures contracts, options on futures, or swap agreements, subject to applicable law and any other restrictions described in the Silver Fund’s prospectus or Statement of Additional Information.

As part of its strategy, the Silver Fund may employ various option strategies to generate income and/or to preserve capital. Example of strategies are:

Covered Call Writing

As part of its strategy, the Silver Fund may write (sell) call option contracts on silver and physical silver-related ETPs to generate income. If the Silver Fund gains long exposure synthetically, since the Silver Fund does not directly own shares of the ETP, these written call options will be sold short (i.e., selling a position it does not currently own). Any amount of covered call writing above the physical and synthetic long positions will be considered uncovered. The Adviser may engage in uncovered calls rather than covered calls when it believes there might be a mispricing of volatility in the market.

It is important to note that the sale of an ETP’s call option contracts will limit the Silver Fund’s participation in the appreciation in the ETP’s price. If the price of the ETP increases, the above-referenced synthetic and/or holding the underlying ETP directly would allow the Silver Fund to experience similar percentage gains. However, if the ETP’s price appreciates beyond the strike price of one or more of the sold (short) call option contracts, the Silver Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Silver Fund’s synthetic and long ETP exposure. As a result, the Silver Fund’s overall strategy (i.e., the combination of the synthetic and/or long exposure to the ETP and the sold (short) the ETP’s call positions) will limit the Silver Fund’s participation in gains in the ETP’s price beyond a certain point.

When the Silver Fund engages in covered call writing with respect to an underlying ETP, it receives cash from the buyer of the call option who in exchange for that cash obtains the right to purchase the ETP on or before the expiration date at a predetermined price called the strike price. Writing covered call options is also considered long short. Generally, the notional principal amount of written covered call options will not exceed the principal amount of the synthetic or long position in the silver or physical silver-related ETP, however, the Silver Fund may write call options for an amount in excess of the value of an ETP position in the Silver Fund’s portfolio.

Uncovered Call and/or Put Writing

The Silver Fund may also write (i.e., sell) uncovered call options on securities or instruments in which it may invest but that are not currently held by the Silver Fund. The principal reason for writing uncovered call options is to realize income without committing capital to the ownership of the underlying securities or instruments. When writing uncovered call options, the Silver Fund must deposit and maintain sufficient margin with the broker-dealer through which it made the uncovered call option as collateral to ensure that the securities can be purchased for delivery if and when the option is exercised. During periods of declining securities prices or when prices are stable, writing uncovered calls can be a profitable strategy to increase the Silver Fund’s income with minimal capital risk. Uncovered calls are riskier than covered calls because there is no underlying security held by the Silver Fund that can act as a partial hedge. Uncovered calls have speculative characteristics and the potential for loss is unlimited. When an uncovered call is exercised, the Silver Fund must purchase the underlying security to meet its call obligation. There is also a risk, especially with preferred and debt securities that lack sufficient liquidity, that the securities may not be available for purchase. If the purchase price exceeds the exercise price, the Silver Fund will lose the difference.

The Silver Fund also may write (i.e., sell) uncovered put options on securities or instruments in which it may invest but with respect to which the Silver Fund does not currently have a corresponding short position or has not deposited as collateral cash equal to the exercise value of the put option with the broker-dealer through which it made the uncovered put option. The principal reason for writing uncovered put options is to receive premium income and to acquire such securities or instruments at a net cost below the current market value. The Silver Fund has the obligation to buy the securities or instruments at an agreed upon price if the price of the securities or instruments decreases below the exercise price. If the price of the securities or instruments increases during the option period, the option will expire worthless and the Silver Fund will retain the premium and will not have to purchase the securities or instruments at the exercise price.

Call or Put Spreads

The Silver Fund may write (sell) call or put spreads instead of than stand-alone call option contracts to seek increased participation in the potential appreciation of an underlying security or instrument’s share price, while still generating net premium income. In a call option spread, the Silver Fund may sell (write) an out-of-the-money call option (above the current market price) while also purchasing another call option that is further out of the money. Similarly, in a put option spread, the Silver Fund may sell (write) an out-of-the-money put option (below the current market price) while purchasing a further out-of-the-money put option.

Risk Reversals or Protective Collars

The Silver Fund may write (sell) risk reversals rather than stand-alone call option contracts to seek to limit loss from of an underlying security or instrument’s share price. The cost of this protection would be offset by the premiums earned from a written call option. In a risk reversal, the Silver Fund may sell (write) an out-of-the-money call option (above the current market price) call option while simultaneously purchasing an out-of-the-money put option.

Protective Puts

The Silver Fund may purchase out-of-the-money protective put options to seek to limit loss from its underlying ETP share price. The cost of protection may reduce the income generated in the portfolio.

Call Purchases

The Silver Fund may purchase call options to seek to gain price appreciation from its underlying ETP share price. The cost of the purchase may reduce the income generated in the portfolio.

The Silver Fund intends to utilize traditional exchange-traded options contracts and/or FLexible EXchange® Options (“FLEX Options”). Traditional exchange-traded options have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC. Option contracts can either be “American” style or “European” style. The Silver Fund generally utilizes European style option contracts, which may only be exercised by the holder of the option contract on the expiration date of such option contract.

As derivatives tracking silver or physical silver-related ETPs may be purchased with a fraction of the assets that would be needed to purchase the ETP securities directly for the equivalent amount of exposure, the remainder of the Silver Fund’s assets may be invested in Fixed Income and Preferred Securities Instruments. Kurv actively manages the Fixed Income and Preferred Securities Instruments held by the Silver Fund with a view toward enhancing the Silver Fund’s total return.

The Silver Fund primarily invests in U.S. dollar-denominated investment grade debt securities, rated Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or, if unrated, determined by Kurv to be of comparable quality. In the event that ratings services assign different ratings to the same security, Kurv will use the highest rating as the credit rating for that security. The Silver Fund may invest, without limitation, in U.S. dollar-denominated securities and instruments of foreign issuers as well as in other G10 currencies on a hedged basis.

The Silver Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. Assets not invested in Silver ETPs, equity securities or derivatives, may be invested in Fixed Income Instruments and Preferred Securities Instruments. The Silver Fund may also enter into reverse repurchase agreements. The Silver Fund may invest up to 20% of its total assets in high yield securities, including high yield ETFs (“junk bonds”) rated B or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by Kurv to be of comparable quality. In the event that ratings services assign different ratings to the same security, Kurv will use the highest rating as the credit rating for that security.

The Silver Fund may invest, without limitation, in mortgage or asset-backed securities, including to-be-announced transactions. The Silver Fund may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis. The Silver Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

With respect to the Silver Fund’s fixed income investments, the Silver Fund may invest, without limitation, in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. Additionally, with respect to such investments, the Silver Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means with respect to the Silver Fund’s fixed income investments, the Silver Fund may invest in such instruments without limitation subject to any applicable legal or regulatory limitation). Emerging market countries include any country other than the countries comprising the MSCI World Index (currently, Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States).

With respect to the Silver Fund’s fixed income investments, the Silver Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 10% of its total assets. The Silver Fund may also invest up to 15% of its total assets in Preferred Securities Instruments.

The Silver Fund may invest, through its Wholly-Owned Subsidiary as discussed below, up to 5% of its assets in physical silver.

The Silver Fund may lend its portfolio securities in order to generate additional income.

The Silver Fund is non-diversified

Wholly-Owned Subsidiary

Certain investments of the Silver Fund, such as physical silver and direct investments in physical silver-related ETPs will only be held through a wholly owned and controlled foreign subsidiary of the Fund (the “Subsidiary”) organized under the laws of the Cayman Islands.

The Silver Fund may invest up to 25% of its total assets (measured at the time of investment) in the Subsidiary, consistent with the limits of the U.S. federal tax law requirements applicable to registered investment companies. The Subsidiary will be advised by the Adviser. Unlike the Silver Fund, the Subsidiary may directly invest without limitation in silver or physical silver-related ETPs; however, the Silver Fund complies with the provisions of the Investment Company Act of 1940, as amended (“1940 Act”), governing investment policies, capital structure, and leverage on an aggregate basis with the Subsidiary. In addition, the Subsidiary complies with the provision of the 1940 Act relating to investment advisory contracts, affiliated transactions, and custody, and will have the same custodian as the Silver Fund. The Silver Fund does not intend to create or acquire primary control of any entity that primarily engages in investment activities in securities or other assets, except for the entity that is wholly-owned by the Fund.

See “Additional Information About the Funds” below for a more detailed description of the synthetic covered call strategy.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Silver Fund invests at least 80% of its net assets plus any borrowings for investment purposes in securities of physical silver or the securities of physical silver-related ETPs or derivatives on silver or physical silver-related ETPs.
Kurv Platinum Enhanced Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Platinum Fund primarily invests under normal circumstances in derivative instruments on platinum and physical platinum-related exchanged traded products (“ETPs”), including physical platinum-related exchange traded funds (“ETFs”) and physical platinum-related exchange traded notes (“ETNs”), backed by a portfolio of Fixed Income Instruments of varying maturities, which may be represented by options and forwards, as well as Preferred Securities Instruments. The Platinum Fund may also invest in physical platinum-related ETFs directly as well as in physical platinum and derivative instruments on platinum.

Physical platinum-related ETFs are those that invest primarily in physical platinum and/or over-the-counter or exchange-traded derivatives on physical platinum such as forward contracts, futures contracts, and options contracts or swap contracts. Physical platinum-related ETNs are those with interest and/or principal payments linked to the price of physical platinum. Derivatives are primarily used as substitutes for physical platinum because they are expected to produce returns that are substantially similar to those of physical platinum. Derivatives used by the Platinum Fund are expected to produce a significant portion of the Fund’s returns. The Platinum Fund does not invest more than 25% of Fund assets in over-the-counter derivative contracts with any one counterparty. ETFs and ETNs may employ leverage, which magnifies the changes in the underlying platinum index or platinum price upon which they are based. Physical platinum-related ETPs generally are not registered under the Investment Company Act of 1940, as amended, and, generally, are not actively managed.

“Fixed Income Instruments” include bonds, debt securities, and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities as well as ETPs on such instruments and options on such ETPs. “Preferred Securities Instruments” consist of preferred securities of U.S. companies and ETPs primarily investing in preferred securities. The Platinum Fund may invest in U.S. and non-U.S. Fixed Income Instruments of any maturity or duration.

The Platinum Fund normally uses option contracts on physical platinum-related ETPs, including FLEX options, to gain exposure to physical platinum. The value of option contracts on physical platinum-related ETPs as well as physical platinum-related ETPs should closely track changes in physical platinum prices.

The Platinum Fund may gain long exposure via purchasing shares of physical platinum-related ETPs or creating a synthetic long position. To achieve a synthetic long exposure, the Platinum Fund buys call options of a physical platinum-related ETP and, simultaneously, sells put options of the ETP with the same expiries and strike prices to try to replicate the price movements of the underlying ETP. The combination of the long call options and sold put options seek to provide the Platinum Fund with investment exposure to the platinum-related ETP for the duration of the application option exposure. The synthetic long position to an underlying platinum-related ETP when the Platinum Fund buys put and call options directly will not exceed 200% of net asset value.

Under normal circumstances, the Platinum Fund invests at least 80% of its net assets plus any borrowings for investment purposes in physical platinum or the securities of physical platinum-related ETPs or derivatives on platinum or physical platinum-related ETPs. The Platinum Fund will consider the investments of the underlying ETPs in which it invests when determining compliance with its 80% policy. Additionally, for the purposes of complying with its 80% investment policy, the Platinum Fund will use the notional value of the derivatives it holds.

The Platinum Fund may invest, without limitation, in derivative instruments, such as options, including FLEX options, forward and futures contracts, options on futures, or swap agreements, subject to applicable law and any other restrictions described in the Platinum Fund’s prospectus or Statement of Additional Information.

As part of its strategy, the Platinum Fund may employ various option strategies to generate income and/or to preserve capital. Example of strategies are:

Covered Call Writing

As part of its strategy, the Platinum Fund may write (sell) call option contracts on platinum and physical platinum-related ETPs to generate income. If the Platinum Fund gains long exposure synthetically, since the Platinum Fund does not directly own shares of the ETP, these written call options will be sold short (i.e., selling a position it does not currently own). Any amount of covered call writing above the physical and synthetic long positions will be considered uncovered. The Adviser may engage in uncovered calls rather than covered calls when it believes there might be a mispricing of volatility in the market.

It is important to note that the sale of an ETP’s call option contracts will limit the Platinum Fund’s participation in the appreciation in the ETP’s price. If the price of the ETP increases, the above-referenced synthetic and/or holding the underlying ETP directly would allow the Platinum Fund to experience similar percentage gains. However, if the ETP’s price appreciates beyond the strike price of one or more of the sold (short) call option contracts, the Platinum Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Platinum Fund’s synthetic and long ETP exposure. As a result, the Platinum Fund’s overall strategy (i.e., the combination of the synthetic and/or long exposure to the ETP and the sold (short) the ETP’s call positions) will limit the Platinum Fund’s participation in gains in the ETP’s price beyond a certain point.

When the Platinum Fund engages in covered call writing with respect to an underlying ETP, it receives cash from the buyer of the call option who in exchange for that cash obtains the right to purchase the ETP on or before the expiration date at a predetermined price called the strike price. Writing covered call options is also considered long short. Generally, the notional principal amount of written covered call options will not exceed the principal amount of the synthetic or long position in the platinum or physical platinum-related ETP, however, the Platinum Fund may write call options for an amount in excess of the value of an ETP position in the Platinum Fund’s portfolio.

Uncovered Call and/or Put Writing

The Platinum Fund may also write (i.e., sell) uncovered call options on securities or instruments in which it may invest but that are not currently held by the Platinum Fund. The principal reason for writing uncovered call options is to realize income without committing capital to the ownership of the underlying securities or instruments. When writing uncovered call options, the Platinum Fund must deposit and maintain sufficient margin with the broker-dealer through which it made the uncovered call option as collateral to ensure that the securities can be purchased for delivery if and when the option is exercised. During periods of declining securities prices or when prices are stable, writing uncovered calls can be a profitable strategy to increase the Platinum Fund’s income with minimal capital risk. Uncovered calls are riskier than covered calls because there is no underlying security held by the Platinum Fund that can act as a partial hedge. Uncovered calls have speculative characteristics and the potential for loss is unlimited. When an uncovered call is exercised, the Platinum Fund must purchase the underlying security to meet its call obligation. There is also a risk, especially with preferred and debt securities that lack sufficient liquidity, that the securities may not be available for purchase. If the purchase price exceeds the exercise price, the Platinum Fund will lose the difference.

The Platinum Fund also may write (i.e., sell) uncovered put options on securities or instruments in which it may invest but with respect to which the Platinum Fund does not currently have a corresponding short position or has not deposited as collateral cash equal to the exercise value of the put option with the broker-dealer through which it made the uncovered put option. The principal reason for writing uncovered put options is to receive premium income and to acquire such securities or instruments at a net cost below the current market value. The Platinum Fund has the obligation to buy the securities or instruments at an agreed upon price if the price of the securities or instruments decreases below the exercise price. If the price of the securities or instruments increases during the option period, the option will expire worthless and the Platinum Fund will retain the premium and will not have to purchase the securities or instruments at the exercise price.

Call or Put Spreads

The Platinum Fund may write (sell) call or put spreads instead of than stand-alone call option contracts to seek increased participation in the potential appreciation of an underlying security or instrument’s share price, while still generating net premium income. In a call option spread, the Platinum Fund may sell (write) an out-of-the-money call option (above the current market price) while also purchasing another call option that is further out of the money. Similarly, in a put option spread, the Platinum Fund may sell (write) an out-of-the-money put option (below the current market price) while purchasing a further out-of-the-money put option.

Risk Reversals or Protective Collars

The Platinum Fund may write (sell) risk reversals rather than stand-alone call option contracts to seek to limit loss from of an underlying security or instrument’s share price. The cost of this protection would be offset by the premiums earned from a written call option. In a risk reversal, the Platinum Fund may sell (write) an out-of-the-money call option (above the current market price) call option while simultaneously purchasing an out-of-the-money put option.

Protective Puts

The Platinum Fund may purchase out-of-the-money protective put options to seek to limit loss from its underlying ETP share price. The cost of protection may reduce the income generated in the portfolio.

Call Purchases

The Platinum Fund may purchase call options to seek to gain price appreciation from its underlying ETP share price. The cost of the purchase may reduce the income generated in the portfolio.

The Platinum Fund intends to utilize traditional exchange-traded options contracts and/or FLexible EXchange® Options (“FLEX Options”). Traditional exchange-traded options have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC. Option contracts can either be “American” style or “European” style. The Platinum Fund generally utilizes European style option contracts, which may only be exercised by the holder of the option contract on the expiration date of such option contract.

As derivatives tracking platinum or physical platinum-related ETPs may be purchased with a fraction of the assets that would be needed to purchase the ETP securities directly for the equivalent amount of exposure, the remainder of the Platinum Fund’s assets may be invested in Fixed Income and Preferred Securities Instruments. Kurv actively manages the Fixed Income and Preferred Securities Instruments held by the Platinum Fund with a view toward enhancing the Platinum Fund’s total return.

The Platinum Fund primarily invests in U.S. dollar-denominated investment grade debt securities, rated Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or, if unrated, determined by Kurv to be of comparable quality. In the event that ratings services assign different ratings to the same security, Kurv will use the highest rating as the credit rating for that security. The Platinum Fund may invest, without limitation, in U.S. dollar-denominated securities and instruments of foreign issuers as well as in other G10 currencies on a hedged basis.

The Platinum Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. Assets not invested in Platinum ETPs, equity securities or derivatives, may be invested in Fixed Income Instruments and Preferred Securities Instruments. The Platinum Fund may also enter into reverse repurchase agreements. The Platinum Fund may invest up to 20% of its total assets in high yield securities, including high yield ETFs (“junk bonds”) rated B or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by Kurv to be of comparable quality. In the event that ratings services assign different ratings to the same security, Kurv will use the highest rating as the credit rating for that security.

The Platinum Fund may invest, without limitation, in mortgage or asset-backed securities, including to-be-announced transactions. The Platinum Fund may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis. The Platinum Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

With respect to the Platinum Fund’s fixed income investments, the Platinum Fund may invest, without limitation, in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. Additionally, with respect to such investments, the Platinum Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means with respect to the Platinum Fund’s fixed income investments, the Platinum Fund may invest in such instruments without limitation subject to any applicable legal or regulatory limitation). Emerging market countries include any country other than the countries comprising the MSCI World Index (currently, Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States).

With respect to the Platinum Fund’s fixed income investments, the Platinum Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 10% of its total assets. The Platinum Fund may also invest up to 15% of its total assets in Preferred Securities Instruments.

The Platinum Fund may invest, through its Wholly-Owned Subsidiary as discussed below, up to 5% of its assets in physical platinum.

The Platinum Fund may lend its portfolio securities in order to generate additional income.

The Platinum Fund is non-diversified.

Wholly-Owned Subsidiary

Certain investments of the Platinum Fund, such as physical platinum and physical platinum-related ETPs will only be held through a wholly owned and controlled foreign subsidiary of the Fund (the “Subsidiary”) organized under the laws of the Cayman Islands.

The Platinum Fund may invest up to 25% of its total assets (measured at the time of investment) in the Subsidiary, consistent with the limits of the U.S. federal tax law requirements applicable to registered investment companies. The Subsidiary will be advised by the Adviser. Unlike the Platinum Fund, the Subsidiary may directly invest without limitation in platinum or physical platinum-related ETPs; however, Platinum Fund complies with the provisions of t the Investment Company Act of 1940, as amended (“1940 Act”), governing investment policies, capital structure, and leverage on an aggregate basis with the Subsidiary. In addition, the Subsidiary complies with the provision of the 1940 Act relating to investment advisory contracts, affiliated transactions, and custody, and will have the same custodian as the Platinum Fund. The Platinum Fund does not intend to create or acquire primary control of any entity that primarily engages in investment activities in securities or other assets, except for the entity that is wholly-owned by the Fund.

See “Additional Information About the Funds” below for a more detailed description of the synthetic covered call strategy.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Platinum Fund invests at least 80% of its net assets plus any borrowings for investment purposes in physical platinum or the securities of physical platinum-related ETPs or derivatives on platinum or physical platinum-related ETPs.
Kurv Copper & Mining Enhanced Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Copper Fund primarily investa under normal circumstances in derivative instruments on copper and copper-related exchange traded products (“ETPs”), including copper-related exchange traded funds (“ETFs”) and copper-related exchange traded notes (“ETNs”), backed by a portfolio of Fixed Income Instruments of varying maturities, which may be represented by options and forwards, as well as Preferred Securities Instruments. The Copper Fund may also invest in copper-related ETFs directly as well as in copper and derivative instruments on copper. The Copper Fund also seeks to invest in securities of publicly traded companies primarily involved in the copper mining industry.

Copper-related ETFs are those that invest primarily in copper and/or over-the-counter or exchange-traded derivatives on copper such as forward contracts, futures contracts, and options contracts or swap contracts. or in companies that are primarily involved in the copper mining industry. Copper-related ETNs are those with interest and/or principal payments linked to the price of copper. Derivatives are primarily used as substitutes for copper because they are expected to produce returns that are substantially similar to those of copper. Derivatives used by the Copper Fund are expected to produce a significant portion of the Fund’s returns. The Copper Fund does not invest more than 25% of Fund assets in over-the-counter derivative contracts with any one counterparty. ETFs and ETNs may employ leverage, which magnifies the changes in the underlying copper index or copper price upon which they are based. Copper-related ETPs generally are not registered under the Investment Company Act of 1940, as amended, and, generally, are not actively managed.

“Fixed Income Instruments” include bonds, debt securities, and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities as well as ETPs on such instruments and options on such ETPs. “Preferred Securities Instruments” consist of preferred securities of U.S. companies and ETPs primarily investing in preferred securities. The Copper Fund may invest in U.S. and non-U.S. Fixed Income Instruments of any maturity or duration.

The Copper Fund uses futures on copper, as well as option contracts on copper-related ETPs, including FLEX options, to gain exposure to copper. The value of option contracts on copper-related ETPs as well as copper-related ETPs should closely track changes in copper prices.

The Copper Fund may gain long exposure via purchasing shares of copper ETFs and/or copper-related ETPs or creating a synthetic long position. The Copper Fund may also obtain long exposure to copper through futures contracts. To create a synthetic long exposure, the Copper Fund may purchase call options on a copper ETF or a copper-related ETP and, simultaneously, sell put options on the same ETF or ETP with the same expiration dates and strike prices to try to replicate the price movements of the underlying ETF or ETP. The combination of the purchased call options and sold put options seeks to provide the Copper Fund with investment exposure to the underlying copper ETF or copper-related ETP for the duration of the applicable option exposure. The synthetic long position in an underlying copper ETF or copper-related ETP created through the purchase of call options and sale of put options will not exceed 200% of the Copper Fund’s net asset value.

Under normal circumstances, the Copper Fund invests at least 80% of its net assets plus any borrowings for investment purposes in copper, the securities of copper-related ETPs, derivatives on copper or copper-related ETPs, or the securities of companies that are primarily involved in the copper mining industry. The Copper Fund will consider the investments of the underlying ETPs in which it invests when determining compliance with its 80% policy. Additionally, for the purposes of complying with its 80% investment policy, the Copper Fund will use the notional value of the derivatives it holds.

The Copper Fund may invest, without limitation, in derivative instruments, such as options, including FLEX options, forward and futures contracts, options on futures, or swap agreements, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information.

As part of its strategy, the Copper Fund may employ various option strategies to generate income and/or to preserve capital. Example of strategies are:

Covered Call Writing

As part of its strategy, the Copper Fund may write (sell) call option contracts on copper and copper-related ETPs to generate income. If the Copper Fund gains long exposure synthetically, since the Fund does not directly own shares of the ETP, these written call options will be sold short (i.e., selling a position it does not currently own). Any amount of covered call writing above the and synthetic long positions will be considered uncovered. The Adviser may engage in uncovered calls rather than covered calls when it believes there might be a mispricing of volatility in the market.

It is important to note that the sale of an ETP’s call option contracts will limit the Copper Fund’s participation in the appreciation in the ETP’s price. If the price of the ETP increases, the above-referenced synthetic and/or holding the underlying ETP directly would allow the Copper Fund to experience similar percentage gains. However, if the ETP’s price appreciates beyond the strike price of one or more of the sold (short) call option contracts, the Copper Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic and long ETP exposure. As a result, the Copper Fund’s overall strategy (i.e., the combination of the synthetic and/or long exposure to the ETP and the sold (short) the ETP’s call positions) will limit the Fund’s participation in gains in the ETP’s price beyond a certain point.

When the Copper Fund engages in covered call writing with respect to an underlying ETP, it receives cash from the buyer of the call option who in exchange for that cash obtains the right to purchase the ETP on or before the expiration date at a predetermined price called the strike price. Writing covered call options is also considered long short. Generally, the notional principal amount of written covered call options will not exceed the principal amount of the synthetic or long position in the copper or copper-related ETP, however, the Copper Fund may write call options for an amount in excess of the value of an ETP position in the Fund’s portfolio.

Uncovered Call and/or Put Writing

The Copper Fund may also write (i.e., sell) uncovered call options on securities or instruments in which it may invest but that are not currently held by the Fund. The principal reason for writing uncovered call options is to realize income without committing capital to the ownership of the underlying securities or instruments. When writing uncovered call options, the Copper Fund must deposit and maintain sufficient margin with the broker-dealer through which it made the uncovered call option as collateral to ensure that the securities can be purchased for delivery if and when the option is exercised. During periods of declining securities prices or when prices are stable, writing uncovered calls can be a profitable strategy to increase the Copper Fund’s income with minimal capital risk. Uncovered calls are riskier than covered calls because there is no underlying security held by the Copper Fund that can act as a partial hedge. Uncovered calls have speculative characteristics and the potential for loss is unlimited. When an uncovered call is exercised, the Copper Fund must purchase the underlying security to meet its call obligation. There is also a risk, especially with preferred and debt securities that lack sufficient liquidity, that the securities may not be available for purchase. If the purchase price exceeds the exercise price, the Copper Fund will lose the difference.

The Copper Fund also may write (i.e., sell) uncovered put options on securities or instruments in which it may invest but with respect to which the Fund does not currently have a corresponding short position or has not deposited as collateral cash equal to the exercise value of the put option with the broker-dealer through which it made the uncovered put option. The principal reason for writing uncovered put options is to receive premium income and to acquire such securities or instruments at a net cost below the current market value. The Copper Fund has the obligation to buy the securities or instruments at an agreed upon price if the price of the securities or instruments decreases below the exercise price. If the price of the securities or instruments increases during the option period, the option will expire worthless and the Copper Fund will retain the premium and will not have to purchase the securities or instruments at the exercise price.

Call or Put Spreads

The Copper Fund may write (sell) call or put spreads instead of than stand-alone call option contracts to seek increased participation in the potential appreciation of an underlying security or instrument’s share price, while still generating net premium income. In a call option spread, the Copper Fund may sell (write) an out-of-the-money call option (above the current market price) while also purchasing another call option that is further out of the money. Similarly, in a put option spread, the Copper Fund may sell (write) an out-of-the-money put option (below the current market price) while purchasing a further out-of-the-money put option.

Risk Reversals or Protective Collars

The Copper Fund may write (sell) risk reversals rather than stand-alone call option contracts to seek to limit loss from of an underlying security or instrument’s share price. The cost of this protection would be offset by the premiums earned from a written call option. In a risk reversal, the Copper Fund may sell (write) an out-of-the-money call option (above the current market price) call option while simultaneously purchasing an out-of-the-money put option.

Protective Puts

The Copper Fund may purchase out-of-the-money protective put options to seek to limit loss from its underlying ETP share price. The cost of protection may reduce the income generated in the portfolio.

Call Purchases

The Copper Fund may purchase call options to seek to gain price appreciation from its underlying ETP share price. The cost of the purchase may reduce the income generated in the portfolio.

The Copper Fund intends to utilize traditional exchange-traded options contracts and/or FLexible EXchange® Options (“FLEX Options”). Traditional exchange-traded options have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC. Option contracts can either be “American” style or “European” style. The Copper Fund generally utilizes European style option contracts, which may only be exercised by the holder of the option contract on the expiration date of such option contract.

As derivatives tracking copper or copper-related ETPs may be purchased with a fraction of the assets that would be needed to purchase the ETP securities directly for the equivalent amount of exposure, the remainder of the Copper Fund’s assets may be invested in Fixed Income and Preferred Securities Instruments. Kurv actively manages the Fixed Income and Preferred Securities Instruments held by the Copper Fund with a view toward enhancing the Fund’s total return.

The Copper Fund primarily invests in U.S. dollar-denominated investment grade debt securities, rated Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or, if unrated, determined by Kurv to be of comparable quality. In the event that ratings services assign different ratings to the same security, Kurv will use the highest rating as the credit rating for that security. The Copper Fund may invest, without limitation, in U.S. dollar-denominated securities and instruments of foreign issuers as well as in other G10 currencies on a hedged basis.

The Copper Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. Assets not invested in Copper ETPs, equity securities or derivatives, may be invested in Fixed Income Instruments and Preferred Securities Instruments. The Copper Fund may also enter into reverse repurchase agreements. The Copper Fund may invest up to 20% of its total assets in high yield securities, including high yield ETFs (“junk bonds”) rated B or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by Kurv to be of comparable quality. In the event that ratings services assign different ratings to the same security, Kurv will use the highest rating as the credit rating for that security.

The Copper Fund may invest, without limitation, in mortgage or asset-backed securities, including to-be-announced transactions. The Copper Fund may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis. The Copper Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

With respect to the Copper Fund’s fixed income investments, the Copper Fund may invest, without limitation, in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. Additionally, with respect to such investments, the Copper Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means with respect to the Copper Fund’s fixed income investments, the Copper Fund may invest in such instruments without limitation subject to any applicable legal or regulatory limitation). Emerging market countries include any country other than the countries comprising the MSCI World Index (currently, Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States).

With respect to the Copper Fund’s fixed income investments, the Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 10% of its total assets. The Copper Fund may also invest up to 15% of its total assets in Preferred Securities Instruments.

The Copper Fund may invest, through its Wholly-Owned Subsidiary as discussed below, up to 5% of its assets in copper.

The Copper Fund may lend its portfolio securities in order to generate additional income.

The Copper Fund is non-diversified.

Wholly-Owned Subsidiary

Certain investments of the Copper Fund, specifically, any investments that generate “non-qualifying income” for purposes of qualifying as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), such as copper and direct investments in copper-related ETPs will only be held through a wholly owned and controlled foreign subsidiary of the Fund (the “Subsidiary”) organized under the laws of the Cayman Islands. Investments that generate “qualifying income” for purposes of qualifying as a RIC, including options on copper-related ETPs, generally will be held at the Fund-level.

The Copper Fund may invest up to 25% of its total assets (measured at the time of investment) in the Subsidiary, consistent with the limits of the U.S. federal tax law requirements applicable to registered investment companies. The Subsidiary will be advised by the Adviser. Unlike the Copper Fund, the Subsidiary may directly invest without limitation in copper or copper-related ETPs; however, the Copper Fund complies with the provisions of the Investment Company Act of 1940, as amended (“1940 Act”), governing investment policies, capital structure, and leverage on an aggregate basis with the Subsidiary. In addition, the Subsidiary complies with the provision of the 1940 Act relating to investment advisory contracts, affiliated transactions, and custody, and will have the same custodian as the Copper Fund. The Copper Fund does not intend to create or acquire primary control of any entity that primarily engages in investment activities in securities or other assets, except for the entity that is wholly-owned by the Fund.

See “Additional Information About the Fund” below for a more detailed description of the synthetic covered call strategy.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Copper Fund invests at least 80% of its net assets plus any borrowings for investment purposes in copper, the securities of copper-related ETPs, derivatives on copper or copper-related ETPs, or the securities of companies that are primarily involved in the copper mining industry.
Kurv Technology Titans Select ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund primarily invests under normal market circumstances in equity securities of, or derivative instruments (e.g., options) relating to, individual U.S. and non-U.S. technology companies (“Technology Companies”) generally with market capitalizations in excess of $10 billion as well as the shares of other ETFs that invest in Technology Companies. The Fund defines “Technology Companies” to include those companies that provide technology products or services, that benefit from utilizing technology to gain competitive advantages, improve their business processes, products or applications, or that have introduced technologically enabled new products or services that potentially change the way the world works.

The Fund will also invest in the Kurv Yield Premium ETFs (“Underlying Kurv Yield Premium ETFs”) and other Kurv ETFs (“Underlying Other Kurv ETFs” and, together with Underlying Kurv Yield Premium ETFs, the “Underlying Kurv ETFs”), which are ETFs advised by Kurv Investment Management LLC (the “Adviser”), the adviser to the Fund. A number of the Underlying Kurv ETFs have a primary investment objective to seek current income, and a secondary investment objective to seek exposure to the share price of the common stock (the “Underlying Security”) of a particular Technology Company (the “Underlying Issuer”), subject to a limit on potential investment gains. In selecting individual Technology Companies to invest in or have exposure to, the Adviser seeks Technology Companies with favorable outlooks, examining characteristics of a particular issuer, such as growth or momentum. The Fund may also invest in derivative instruments (e.g., options) of indices that includes Technology Companies.

Cash and/or Synthetic Long Exposure

The Fund may gain long exposure via purchasing shares of individual companies or creating a synthetic long position. To achieve a synthetic long exposure, the Fund buys call options of a technology company and, simultaneously, sells put options of the company with the same expiries and strike prices to try to replicate the price movements of the underlying company. The combination of the long call options and sold put options seek to provide the Fund with investment exposure to the company for the duration of the application option exposure. The synthetic long position to an underlying company when the Fund buys put and call options directly will not exceed 200% of net asset value.

Under normal market conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes in the securities of, or ETFs and derivative instruments providing exposure to Technology Companies. The Fund will consider the investments of securities in which it invests when determining compliance with its 80% policy. Additionally, for the purposes of complying with its 80% investment policy, the Fund will use the notional value of the derivatives it holds. The Fund may invest, without limitation, in derivative instruments, such as options, including FLEX options, forward and futures contracts, options on futures, or swap agreements, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information.

As part of its strategy, the Fund may employ various option strategies to generate income and/or to preserve capital. Example of strategies are:

Covered Call Writing

As part of its strategy, the Fund may write (sell) call option contracts on securities or on indices to generate income. If the Fund gains long exposure synthetically, since the Fund does not directly own shares of the securities or the index, these written call options will be sold short (i.e., selling a position it does not currently own).

It is important to note that the sale of a company’s call option contracts will limit the Fund’s participation in the appreciation in the company’s stock price. If the stock price of the company increases, the above-referenced synthetic and/or holding the underlying stock directly would allow the Fund to experience similar percentage gains. However, if the company’s stock price appreciates beyond the strike price of one or more of the sold (short) call option contracts, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic and long stock exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic and/or long stock exposure to the company and the sold (short) the company’s call positions) will limit the Fund’s participation in gains in the company’s stock price beyond a certain point.

When the Fund engages in covered call writing with respect to an underlying stock, it receives cash from the buyer of the call option who in exchange for that cash obtains the right to purchase the company on or before the expiration date at a predetermined price called the strike price. Writing covered call options is also considered long short. Generally, the notional principal amount of written covered call options will not exceed the principal amount of the synthetic or long stock position in the company, however, the Fund may write call options for an amount in excess of the value of a company’s position in the Fund’s portfolio.

Uncovered Call and/or Put Writing

The Fund may also write (i.e., sell) uncovered call options on securities or instruments in which it may invest but that are not currently held by the Fund. The principal reason for writing uncovered call options is to realize income without committing capital to the ownership of the underlying securities or instruments. When writing uncovered call options, the Fund must deposit and maintain sufficient margin with the broker-dealer through which it made the uncovered call option as collateral to ensure that the securities can be purchased for delivery if and when the option is exercised. During periods of declining securities prices or when prices are stable, writing uncovered calls can be a profitable strategy to increase the Fund’s income with minimal capital risk. Uncovered calls are riskier than covered calls because there is no underlying security held by the Fund that can act as a partial hedge. Uncovered calls have speculative characteristics and the potential for loss is unlimited. When an uncovered call is exercised, the Fund must purchase the underlying security to meet its call obligation. There is also a risk, especially with preferred and debt securities that lack sufficient liquidity, that the securities may not be available for purchase. If the purchase price exceeds the exercise price, the Fund will lose the difference.

The Fund also may write (i.e., sell) uncovered put options on securities or instruments in which it may invest but with respect to which the Fund does not currently have a corresponding short position or has not deposited as collateral cash equal to the exercise value of the put option with the broker-dealer through which it made the uncovered put option. The principal reason for writing uncovered put options is to receive premium income and to acquire such securities or instruments at a net cost below the current market value. The Fund has the obligation to buy the securities or instruments at an agreed upon price if the price of the securities or instruments decreases below the exercise price. If the price of the securities or instruments increases during the option period, the option will expire worthless and the Fund will retain the premium and will not have to purchase the securities or instruments at the exercise price.

Call or Put Spreads

The Fund may write (sell) call or put spreads rather than stand-alone call option contracts to seek increased participation in the potential appreciation of an Underlying Security or instrument’s share price, while still generating net premium income. In a call option spread, the Fund may sell (write) an out-of-the-money call option (above the current market price) while also purchasing another call option that is further out of the money. Similarly, in a put option spread, the Fund may sell (write) an out-of-the-money put option (below the current market price) while purchasing a further out-of-the-money put option.

Risk Reversals or Protective Collars

The Fund may write (sell) risk reversals rather than stand-alone call option contracts to seek to limit loss from of an Underlying Security or instrument’s share price. The cost of this protection would be offset by the premiums earned from a written call option. In a risk reversal, the Fund may sell (write) an out-of-the-money call option (above the current market price) call option while simultaneously purchasing an out-of-the-money put option.

Protective Puts

The Fund may purchase out-of-the-money protective put options to seek to limit loss from its underlying share price. The cost of protection may reduce the income generated in the portfolio.

Call Purchases

The Fund may purchase call options to seek to gain price appreciation from its underlying share price. The cost of the purchase may reduce the income generated in the portfolio.

The Fund intends to utilize traditional exchange-traded options contracts and/or FLexible EXchange® Options (“FLEX Options”). Traditional exchange-traded options have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC. Option contracts can either be “American” style or “European” style. The Fund generally utilizes European style option contracts, which may only be exercised by the holder of the option contract on the expiration date of such option contract.

As derivatives tracking Technology Companies or ETFs that invest in Technology Companies may be purchased with a fraction of the assets that would be needed to purchase the Technology Company securities or ETFs that invest in Technology Companies directly for the equivalent amount of exposure, the remainder of the Fund’s assets may be invested in Fixed Income and Preferred Securities Instruments. Kurv actively manages the Fixed Income and Preferred Securities Instruments held by the Fund with a view toward enhancing the Fund’s total return.

The Fund primarily invests in U.S. dollar-denominated investment grade debt securities, rated Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or, if unrated, determined by Kurv to be of comparable quality. In the event that ratings services assign different ratings to the same security, Kurv will use the highest rating as the credit rating for that security. The Fund may invest, without limitation, in U.S. dollar-denominated securities and instruments of foreign issuers as well as in other G10 currencies on a hedged basis.

The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. Assets not invested in Technology Companies, equity securities or derivatives, or ETFs that invest in Technology Companies may be invested in Fixed Income Instruments and Preferred Securities Instruments. The Fund may also enter into reverse repurchase agreements. The Fund may invest up to 20% of its total assets in high yield securities, including high yield ETFs (“junk bonds”) rated B or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by Kurv to be of comparable quality. In the event that ratings services assign different ratings to the same security, Kurv will use the highest rating as the credit rating for that security.

The Fund may invest, without limitation, in mortgage or asset-backed securities, including to-be-announced transactions. The Fund may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

With respect to the Fund’s fixed income investments, the Fund may invest, without limitation, in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. Additionally, with respect to such investments, the Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means with respect to the Fund’s fixed income investments, the Fund may invest in such instruments without limitation subject to any applicable legal or regulatory limitation). Emerging market countries include any country other than the countries comprising the MSCI World Index (currently, Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States).

With respect to the Fund’s fixed income investments, the Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 10% of its total assets. The Fund may also invest up to 15% of its total assets in Preferred Securities Instruments.

If the Adviser determines to employ option strategies for a Technology Company for which there is a Kurv Yield Premium Strategy ETF that tracks the same Technology Company, the Adviser may invest in the Kurv Yield Premium Strategy ETF to increase portfolio management efficiency in gaining the same exposure.

The Fund may also invest up to 20% of its assets in ETFs providing exposure to precious metals, such as gold, silver and platinum, including through Underlying Kurv ETFs.

Current Underlying Kurv ETFs include:

Underlying Kurv ETF (Ticker)	Underlying Issuer/Asset
Kurv Yield Premium Strategy Apple (AAPL) ETF (Ticker: AAPY)	Apple Inc.
Kurv Yield Premium Strategy Amazon (AMZN) ETF (Ticker: AMZP)	Amazon.com, Inc.
Kurv Yield Premium Strategy Google (GOOGL) ETF (Ticker: GOOP)	Alphabet Inc.
Kurv Yield Premium Strategy Microsoft (MSFT) ETF (Ticker: MSFY)	Microsoft Corporation
Kurv Yield Premium Strategy Netflix (NFLX) ETF (Ticker: NFLP)	Netflix, Inc.
Kurv Yield Premium Strategy Tesla (TSLA) ETF (Ticker: TSLP)	Tesla, Inc.
Kurv SpaceX Enhanced Income ETF (Ticker: XSHP)	Space Exploration Technologies Corp. (SpaceX)
Kurv Memory Select ETF (Ticker: KMEM)	Multiple issuers
Kurv U.S. Large Cap TaxOptimized ETF (Ticker: LCTO)	Multiple issuers
Kurv Enhanced Short Maturity ETF (Ticker: LQID)	Multiple issuers
Kurv Gold Enhanced Income ETF (Ticker: KGLD)	Gold
Kurv Silver Enhanced Income ETF (Ticker: KSLV)	Silver
Kurv Platinum Enhanced Income ETF (Ticker: KPTN)*	Platinum
Kurv Copper & Mining Enhanced Income ETF (Ticker: KCOP)	Copper
Kurv High Income ETF (Ticker: KYLD)	Multiple issuers

* Not operational as of the date of this Prospectus.

The Fund may also invest in any Kurv ETF formed in the future that supports the Adviser in meeting the investment objective.

The Fund may lend its portfolio securities in order to generate additional income.

The Fund is non-diversified.

The Adviser will endeavour to optimize tax losses.

Due to the investment strategies of some Underlying Kurv ETFs strategy, the Fund’s indirect exposure to gains, if any, of the share price returns of the Underlying Securities is capped. However, the Fund is subject to all potential losses if the shares of the Underlying Securities decrease in value, which may not be offset by income received by the Fund.

The Underlying Kurv Yield Premium ETFs

Each of the Underlying Kurv Yield Premium ETFs uses an synthetic covered call strategy, an uncovered call or put writing strategy, or a synthetic covered call spread strategy (described below) to seek to provide income and indirect exposure to the share price returns of its Underlying Security, subject to a limit on potential investment gains as a result of the nature of the options strategy it employs. Each Underlying Kurv Yield Premium ETF options contracts provide:

●	indirect exposure to the share price returns of its Underlying Security,

●	current income from the option premiums, and

●	potential limits on the Underlying Kurv Yield Premium Fund’s participation in gains, if any, of the share price returns of its Underlying Security.

An investment in an Underlying Kurv Yield Premium ETF is not an investment in its Underlying Security.

●	Each Underlying Kurv Yield Premium ETF’s strategy may cap its potential gains if its Underlying Security’s shares increase in value.

●	Each Underlying Kurv Yield Premium ETF’s strategy is subject to all potential losses if its Underlying Security’s shares decrease in value, which may not be offset by income it receives.

●	Underlying Kurv Yield Premium ETF shareholders (including the Fund) may be entitled to any Underlying Security dividends only to the extent that it holds an Underlying Security directly.

Underlying Kurv Yield Premium ETFs – Options Contracts

As part of each Underlying Kurv Yield Premium ETF’s synthetic call and put strategy, it will purchase and sell call and put option contracts that are based on the value of the price returns of the Underlying Security.

●	In general, an option contract gives the purchaser of the option contract the right to purchase (for a call option) or sell (for a put option) the underlying asset at a specified price (the “strike price”).

●	If exercised, an option contract obligates the seller to deliver shares (for a sold or “short” call) or buy shares (for a sold or “short” put) of the underlying asset at a specified price (the “strike price”).

●	Options contracts must be exercised or traded to close within a specified time frame, or they expire.

●	Option contracts may include FLEX options which are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of “over-the- counter” (“OTC”) options positions.

Each Underlying Kurv Yield Premium ETF’s options contracts are based on the value of Underlying Security, which gives it the right or obligation to receive or deliver shares of Underlying Security on the expiration date of the applicable option contract in exchange for the stated strike price, depending on whether the option contract is a call option or a put option, and whether the Underlying Kurv Yield Premium ETF purchases or sells the option contract.

Underlying Kurv Yield Premium ETFs - Synthetic Call and Put Strategy

In seeking to achieve its investment objective, each Underlying Kurv Yield Premium ETF implements a “synthetic call and put” strategy using options contracts.

Each Underlying Kurv Yield Premium ETF’s synthetic call and put strategy consists of the following elements, each of which is described in greater detail above with respect to the Fund and under “Additional Information About the Fund” below:

●	Cash and/or synthetic long exposure to its Underlying Security, which allows the Underlying Kurv Yield Premium ETF to seek to participate in the changes, up or down, in the price of the Underlying Security.

●	Covered call writing (where Underlying Security call options are sold against the synthetic long portion of the strategy), which allows Underlying Kurv Yield Premium ETF to generate income.

●	Call spreads which allows the Underlying Kurv Yield Premium ETF to seek increased participation in the potential appreciation of the Underlying Security’s share price, while still generating net premium income.

●	Risk reversals or protective collars and protective puts which helps the Underlying Kurv Yield Premium ETF mitigate potential loss from the Underlying Security’s share price.

●	Short-dated fixed income instruments, which are used for collateral for the options, and which also generate income.

Each Underlying Kurv Yield Premium ETF’s performance will differ from that of its Underlying Security’s share price. The performance differences will depend on, among other things, the price of its Underlying Security, changes in the price of the Underlying Security options contracts that the Underlying Kurv Yield Premium ETF has purchased and sold, and changes in the value of the U.S. Treasuries.

Synthetic Call and Put Strategy – Tax Loss Harvesting

If a specific Underlying Kurv Yield Premium ETF has recently incurred substantial losses, the Fund may choose to redeem (or otherwise exit) its investment in that particular ETF in order to seek to capitalize on tax loss harvesting (a strategy that seeks to minimize the Fund’s capital gains). In that case, the Adviser will use the proceeds from such redemption and invest them in the same synthetic call and put strategy (described above) on the same Underlying Security as that of the redeemed Underlying Kurv Yield Premium ETF. This approach aims to achieve returns akin to those of the redeemed Underlying Kurv Yield Premium ETF in which the Fund was invested. The synthetic call and put strategy will be employed for a minimum of 31 days to adhere to applicable tax rules.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes in the securities of, or ETFs and derivative instruments providing exposure to Technology Companies.The Fund may also invest up to 20% of its assets in ETFs providing exposure to precious metals, such as gold, silver and platinum, including through Underlying Kurv ETFs.
Kurv High Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund primarily invest in U.S. and non-U.S. listed securities, including equity securities of U.S. and non-U.S. companies and ETFs, with an options market (“Listed Securities”), or derivative instruments (e.g. options) on such Listed Securities, as well as derivative instruments of indices. Listed Securities may also include other types of U.S. listed exchange-traded products (e.g., closed-end funds and commodity pools) (“ETPs”).

The Fund seeks to generate income primarily from a combination of the options strategies described below, the short-dated fixed income instruments it holds as collateral in connection with the options strategies, and dividends from the Listed Securities it holds directly. The Fund may invest up to 100% of its assets in Listed Securities, up to 100% of its assets in derivative instruments (e.g., options) on such Listed Securities, or invest in any combination of such securities and derivative instruments.

The Adviser seeks a portfolio of Listed Securities and derivative instruments on such Listed Securities based on favorable outlooks, examining characteristics of a particular issuer, such as growth or momentum, as well as the implied volatility of the derivative instruments of Listed Securities. Implied volatility reflects the market’s expectations of future price movements, derived from option prices. Higher implied volatility is an indicator of the potential for significant price swings and higher potential options premiums, allowing the Fund to generate current income.

Cash and/or Synthetic Long Exposure

The Fund may gain exposure to a Listed Security directly by holding it or indirectly through synthetic exposure. To achieve a synthetic long exposure, the Fund buys call options of a Listed Security and, simultaneously, sells put options of the same security with the same expiries and strike prices to try to replicate the price movements of the underlying Listed Security. The combination of the long call options and sold put options seek to provide the Fund with investment exposure to the underlying Listed Security for the duration of the application option exposure. The total net notional exposure of the synthetic long position will not exceed 200% of net asset value.

As part of its strategy, the Fund may employ various options strategies on a Listed Security or index to achieve its investment objectives. The strategies that may be employed are:

Covered Call Writing

As part of its strategy, the Fund may write (sell) call option contracts on Listed Securities or on indices to generate income. If the Fund gains long exposure synthetically, since the Fund does not directly own shares of the Listed Securities or the index, these written call options will be sold short (i.e., selling a position it does not currently own).

It is important to note that the sale of a company’s call option contracts will limit the Fund’s participation in the appreciation in the company’s stock price. If the stock price of the company increases, the above-referenced synthetic and/or holding the underlying stock directly would allow the Fund to experience similar percentage gains. However, if the company’s stock price appreciates beyond the strike price of one or more of the sold (short) call option contracts, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic and long stock exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic and/or long stock exposure to the company and the sold (short) the company’s call positions) will limit the Fund’s participation in gains in the company’s stock price beyond a certain point.

When the Fund engages in covered call writing with respect to a Listed Security, it receives cash from the buyer of the call option who in exchange for that cash obtains the right to purchase the Listed Security on or before the expiration date at a predetermined price called the strike price. Writing covered call options is also considered long short. Generally, the notional principal amount of written covered call options will not exceed the principal amount of the synthetic or long stock position in the company, however, the Fund may write call options for an amount in excess of the value of a company’s position in the Fund’s portfolio.

Uncovered Call and/or Put Writing

The Fund may also write (i.e., sell) uncovered call options on Listed Securities or instruments in which it may invest but that are not currently held by the Fund. The principal reason for writing uncovered call options is to realize income without committing capital to the ownership of the underlying Listed Securities or instruments. When writing uncovered call options, the Fund must deposit and maintain sufficient margin with the broker-dealer through which it made the uncovered call option as collateral to ensure that the Listed Securities can be purchased for delivery if and when the option is exercised. During periods of declining securities prices or when prices are stable, writing uncovered calls can be a profitable strategy to increase the Fund’s income with minimal capital risk. Uncovered calls are riskier than covered calls because there is no underlying security held by the Fund that can act as a partial hedge. Uncovered calls have speculative characteristics and the potential for loss is unlimited. When an uncovered call is exercised, the Fund must purchase the underlying security to meet its call obligation. There is also a risk, especially with preferred and debt securities that lack sufficient liquidity, that the Listed Securities may not be available for purchase. If the purchase price exceeds the exercise price, the Fund will lose the difference.

The Fund also may write (i.e., sell) uncovered put options on Listed Securities or instruments in which it may invest but with respect to which the Fund does not currently have a corresponding short position or has not deposited as collateral cash equal to the exercise value of the put option with the broker-dealer through which it made the uncovered put option. The principal reason for writing uncovered put options is to receive premium income and to acquire such underlying Listed Securities or instruments at a net cost below the current market value. The Fund has the obligation to buy the underlying Listed Securities or instruments at an agreed upon price if the price of the Listed Securities or instruments decreases below the exercise price. If the price of the underlying Listed Securities or instruments increases during the option period, the option will expire worthless and the Fund will retain the premium and will not have to purchase the underlying Listed Securities or instruments at the exercise price.

Call or Put Spreads

The Fund may write (sell) call or put spreads rather than stand-alone call option contracts to seek increased participation in the potential appreciation of an underlying Listed Security or instrument’s share price, while still generating net premium income. In a call option spread, the Fund may sell (write) an out-of-the-money call option (above the current market price) while also purchasing another call option that is further out of the money. Similarly, in a put option spread, the Fund may sell (write) an out-of-the-money put option (below the current market price) while purchasing a further out-of-the-money put option.

Risk Reversals or Protective Collars

The Fund may write (sell) risk reversals rather than stand-alone call option contracts to seek to limit loss from an underlying Listed Security or instrument’s share price. The cost of this protection would be offset by the premiums earned from a written call option. In a risk reversal, the Fund may sell (write) an out-of-the-money call option (above the current market price) while simultaneously purchasing an out-of-the-money put option.

Protective Puts

The Fund may purchase out-of-the-money protective put options to seek to limit loss from its underlying share price. The cost of protection may reduce the income generated in the portfolio.

Call Purchases

The Fund may purchase call options to seek to gain price appreciation from its underlying share price. The cost of the purchase may reduce the income generated in the portfolio.

Short-dated Fixed Income and Foreign Exchange Instruments

When writing options, the Fund is required to post collateral to assure its performance to the option buyer. The Fund will hold cash and cash-like instruments or high-quality short-term fixed income securities (collectively, “Collateral”). The Collateral may consist of (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) government securities issued by G-10 countries (Belgium, Canada, France, Germany, Italy, Japan, the Netherlands, Sweden, Switzerland, the United Kingdom, and the United States); (3) money market funds; (4) fixed income ETFs; and/or (5) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by companies that are rated investment grade or of comparable quality. The Adviser considers an unrated security to be of comparable quality to a security-rated investment grade if it believes it has a similar low risk of default. The Fund expects to invest in fixed income securities with low duration to minimize interest rate risk and the Fund’s exposure to foreign exchange to be less than 5% of its net assets. Kurv actively manages the Collateral held by the Fund with a view toward enhancing the Fund’s total return.

The Fund may lend its portfolio securities in order to generate additional income.

The Fund is non-diversified. The Adviser will endeavour to optimize tax losses.

See “Additional Information About the Fund” below for a more detailed description of the synthetic covered call strategy.

Strategy Portfolio Concentration [Text]	The Fund may invest up to 100% of its assets in Listed Securities, up to 100% of its assets in derivative instruments (e.g., options) on such Listed Securities, or invest in any combination of such securities and derivative instruments.